Quarterly Holdings Report
for
Fidelity® GNMA Fund
October 31, 2024
MOG-NPRT1-1224
1.809097.121
Collateralized Mortgage Obligations - 11.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 11.1%
Fannie Mae Guaranteed REMICS Series 2012-93 Class QW, 5% 1/25/2042	25,376	25,160
Fannie Mae Guaranteed REMICS Series 2016-3 Class IP, 4% 2/25/2046 (b)	13,861,315	2,792,855
Fannie Mae Guaranteed REMICS Series 2016-78 Class IO, 3.5% 11/25/2046 (b)	3,713,981	640,723
Fannie Mae Guaranteed REMICS Series 2017-1 Class JP, 3.5% 4/25/2045	174,527	169,400
Fannie Mae Guaranteed REMICS Series 2017-22 Class JN, 4.5% 4/25/2046	403,487	394,611
Fannie Mae Guaranteed REMICS Series 2017-89 Class KV, 3.5% 8/25/2047	808,670	797,576
Fannie Mae Guaranteed REMICS Series 2019-52 Class M, 3.5% 3/25/2049	59,320	57,171
Fannie Mae Guaranteed REMICS Series 2019-64 Class MJ, 4.5% 6/25/2049	752,570	711,623
Fannie Mae Guaranteed REMICS Series 2019-74 Class LB, 3% 10/25/2049	347,779	310,251
Fannie Mae Guaranteed REMICS Series 2020-45 Class JL, 3% 7/25/2040	92,787	83,509
Fannie Mae Guaranteed REMICS Series 2021-26 Class HC, 1% 11/25/2049	3,324,357	2,809,962
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	935,791	757,499
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	996,952	810,553
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	1,059,474	861,386
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	878,067	758,673
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	1,432,868	1,237,715
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	9,624,963	8,388,856
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	1,037,368	900,347
Fannie Mae Mortgage pass-thru certificates Series 2020-67 Class KZ, 3.25% 9/25/2040	2,340,816	2,134,331
Fannie Mae Stripped Mortgage-Backed Securities Series 2002-331 Class 12, 6.5% 2/25/2033 (b)(c)	66,193	10,262
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (b)	92,721	13,975
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (b)	87,420	13,321
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	824,972	715,310
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2204 Class N, 7.5% 12/20/2029	306,558	315,121
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2220 Class PD, 8% 3/15/2030	142,265	149,092
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	626,717	562,733
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LT, 3.25% 10/25/2040	2,405,815	2,212,787
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LY, 3% 10/25/2040	475,601	427,346
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5041 Class LB, 3% 11/25/2040	1,066,078	956,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	3,039,639	2,870,841
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	5,157,405	4,442,623
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,031,076	914,127
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,207,030	1,032,929
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	3,325,052	2,946,374
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	3,774,111	3,589,877
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	2,140,024	2,037,262
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 5.2998% 5/20/2060 (c)(d)(e)	1,943,030	1,936,495
Ginnie Mae Mortgage pass-thru certificates Series 2010-H17 Class FA, CME Term SOFR 1 month Index + 0.4445%, 5.2998% 7/20/2060 (c)(d)(e)	3,494,030	3,481,685
Ginnie Mae Mortgage pass-thru certificates Series 2010-H18 Class AF, CME Term SOFR 1 month Index + 0.4145%, 5.6098% 9/20/2060 (c)(d)(e)	2,627,470	2,611,372
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 5.6098% 8/20/2060 (c)(d)(e)	2,612,293	2,600,165
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 5.6898% 12/20/2060 (c)(d)(e)	1,080,632	1,075,945
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.8098% 12/20/2060 (c)(d)(e)	977,036	975,089
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.8098% 2/20/2061 (c)(d)(e)	227,002	226,494
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 5.7998% 2/20/2061 (c)(d)(e)	1,183,953	1,180,814
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.8098% 4/20/2061 (c)(d)(e)	1,047,188	1,045,294
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 5.8098% 5/20/2061 (c)(d)(e)	1,005,056	1,002,603
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 5.8098% 5/20/2061 (c)(d)(e)	1,069,025	1,067,065
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 5.8398% 6/20/2061 (c)(d)(e)	1,188,694	1,186,993
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.9098% 10/20/2061 (c)(d)(e)	1,168,464	1,167,561
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 6.0098% 11/20/2061 (c)(d)(e)	1,600,988	1,601,901
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 6.0098% 1/20/2062 (c)(d)(e)	728,115	728,578
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.9398% 1/20/2062 (c)(d)(e)	1,503,021	1,502,411
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.9398% 3/20/2062 (c)(d)(e)	735,478	734,594
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.9598% 5/20/2061 (c)(d)(e)	23,353	23,315
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 5.5898% 5/20/2063 (c)(d)(e)	22,754	22,511
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 5.5098% 4/20/2063 (c)(d)(e)	25,477	25,201
Ginnie Mae Mortgage pass-thru certificates Series 2015-H21 Class HZ, 4.2637% 6/20/2063 (c)(e)	439,896	433,147
Ginnie Mae Mortgage pass-thru certificates Series 2015-H21 Class JZ, 4.4924% 6/20/2065 (c)(e)	30,110	29,800
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	374,691	336,709
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.72% 8/20/2066 (c)(d)(e)	1,933,042	1,921,336
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (e)	9,062,283	8,756,881
Ginnie Mae REMIC pass-thru certificates Series 2003-74 Class PZ, 5.5% 8/20/2033	2,050,398	2,071,300
Ginnie Mae REMIC pass-thru certificates Series 2003-75 Class ZA, 5.5% 9/20/2033	622,403	634,278
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	1,290,503	1,269,663
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 1.5996% 5/16/2034 (b)(c)	149,143	9,711
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class SG, 6.3855% - CME Term SOFR 1 month Index 1.6264% 3/20/2033 (b)(c)	1,637,335	76,496
Ginnie Mae REMIC pass-thru certificates Series 2004-46 Class BZ, 6% 6/20/2034	809,929	817,179
Ginnie Mae REMIC pass-thru certificates Series 2004-59 Class SC, 7.0855% - CME Term SOFR 1 month Index 2.2996% 8/16/2034 (b)(c)	877,227	64,859
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.2996% 8/17/2034 (b)(c)	263,760	22,397
Ginnie Mae REMIC pass-thru certificates Series 2004-86 Class G, 6% 10/20/2034	6,273,158	6,455,517
Ginnie Mae REMIC pass-thru certificates Series 2005-13 Class SA, 6.6855% - CME Term SOFR 1 month Index 1.9264% 2/20/2035 (b)(c)	1,538,523	125,129
Ginnie Mae REMIC pass-thru certificates Series 2005-24 Class TC, 5.5% 3/20/2035	1,440,418	1,448,239
Ginnie Mae REMIC pass-thru certificates Series 2005-26 Class ZA, 5.5% 1/20/2035	6,017,465	6,095,915
Ginnie Mae REMIC pass-thru certificates Series 2005-47 Class ZY, 6% 6/20/2035	4,382,573	4,492,488
Ginnie Mae REMIC pass-thru certificates Series 2005-57 Class PB, 5.5% 7/20/2035	2,161,535	2,188,028
Ginnie Mae REMIC pass-thru certificates Series 2005-6 Class EX, 5.5% 11/20/2034	1,000,834	1,011,225
Ginnie Mae REMIC pass-thru certificates Series 2005-6 Class EY, 5.5% 11/20/2033	1,016,000	1,008,621
Ginnie Mae REMIC pass-thru certificates Series 2005-82 Class JV, 5% 6/20/2035	1,171,395	1,168,326
Ginnie Mae REMIC pass-thru certificates Series 2005-82 Class NS, 6.1855% - CME Term SOFR 1 month Index 1.4264% 7/20/2034 (b)(c)	1,562,239	135,201
Ginnie Mae REMIC pass-thru certificates Series 2006-13 Class DS, CME Term SOFR 1 month Index x 10.9283%, 3.7896% 3/20/2036 (c)(d)	1,654,424	1,654,126
Ginnie Mae REMIC pass-thru certificates Series 2006-2 Class Z, 5.5% 1/20/2036	2,656,686	2,691,930
Ginnie Mae REMIC pass-thru certificates Series 2006-50 Class JC, 5% 6/20/2036	209,933	209,592
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 10.7976% 6/16/2037 (c)(d)	275,121	312,997
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 1.7896% 6/16/2037 (b)(c)	495,417	48,504
Ginnie Mae REMIC pass-thru certificates Series 2008-51 Class FE, CME Term SOFR 1 month Index + 0.8645%, 5.6504% 6/16/2038 (c)(d)	138,389	138,590
Ginnie Mae REMIC pass-thru certificates Series 2008-57 Class AF, CME Term SOFR 1 month Index + 0.6945%, 5.4536% 7/20/2038 (c)(d)	333,334	332,549
Ginnie Mae REMIC pass-thru certificates Series 2009-13 Class E, 4.5% 3/16/2039	1,503,459	1,463,352
Ginnie Mae REMIC pass-thru certificates Series 2009-42 Class AY, 5% 6/16/2037	938,528	935,216
Ginnie Mae REMIC pass-thru certificates Series 2010-130 Class KF, CME Term SOFR 1 month Index + 0.7645%, 5.5504% 10/16/2040 (c)(d)	631,336	630,954
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	12,648,331	12,160,984
Ginnie Mae REMIC pass-thru certificates Series 2010-168 Class BG, 4% 4/20/2040	5,037,597	4,847,511
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	1,989,427	1,910,944
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 5.5198% 3/20/2060 (c)(d)(e)	2,288,728	2,285,202
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (b)	115,283	6,044
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (b)	181,279	24,091
Ginnie Mae REMIC pass-thru certificates Series 2012-103 Class IL, 3% 8/20/2027 (b)	3,390,126	86,611
Ginnie Mae REMIC pass-thru certificates Series 2012-48 Class FA, CME Term SOFR 1 month Index + 0.4645%, 5.2504% 4/16/2042 (c)(d)	239,983	237,694
Ginnie Mae REMIC pass-thru certificates Series 2012-76 Class GF, CME Term SOFR 1 month Index + 0.4145%, 5.2004% 6/16/2042 (c)(d)	266,579	263,803
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	6,154,142	6,002,334
Ginnie Mae REMIC pass-thru certificates Series 2013-182 Class IQ, 4.5% 12/16/2043 (b)	2,446,095	413,280
Ginnie Mae REMIC pass-thru certificates Series 2014-133 Class IB, 5% 9/20/2044 (b)	2,348,119	451,744
Ginnie Mae REMIC pass-thru certificates Series 2014-146 Class EI, 5% 10/20/2044 (b)	4,504,508	901,589
Ginnie Mae REMIC pass-thru certificates Series 2014-154 Class IO, 5% 10/20/2044 (b)	905,206	194,447
Ginnie Mae REMIC pass-thru certificates Series 2014-158 Class ID, 5% 10/20/2044 (b)	3,942,186	794,700
Ginnie Mae REMIC pass-thru certificates Series 2014-178 Class IO, 5% 11/20/2044 (b)	5,627,131	1,104,587
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	3,022,153	2,740,461
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	1,123,430	1,027,417
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	1,919,715	1,733,981
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	1,542,766	1,398,932
Ginnie Mae REMIC pass-thru certificates Series 2015-117 Class KI, 5% 8/20/2045 (b)	5,352,541	1,030,985
Ginnie Mae REMIC pass-thru certificates Series 2015-14 Class IO, 5% 10/20/2044 (b)	6,100,140	1,181,199
Ginnie Mae REMIC pass-thru certificates Series 2015-24 Class PI, 3.5% 2/20/2045 (b)	7,420,406	1,137,306
Ginnie Mae REMIC pass-thru certificates Series 2015-79 Class IC, 5% 5/20/2045 (b)	2,920,313	565,397
Ginnie Mae REMIC pass-thru certificates Series 2016-12 Class FA, CME Term SOFR 1 month Index + 0.4645%, 5.2236% 1/20/2046 (c)(d)	675,574	657,478
Ginnie Mae REMIC pass-thru certificates Series 2016-146 Class AL, 5.6205% 5/20/2040 (c)	1,808,495	1,819,504
Ginnie Mae REMIC pass-thru certificates Series 2016-17 Class A, 3% 2/16/2046	11,881,187	10,792,159
Ginnie Mae REMIC pass-thru certificates Series 2016-171 Class BI, 5% 10/20/2044 (b)	5,494,242	1,081,717
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	878,633	805,299
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	4,228,281	3,765,042
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class K, 3% 8/20/2047	12,257,745	11,209,982
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	2,457,760	2,200,165
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	1,956,643	1,765,284
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	5,748,609	5,254,952
Ginnie Mae REMIC pass-thru certificates Series 2017-75 Class PT, 5.7234% 4/20/2047 (c)	6,638,909	6,657,615
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	2,310,061	2,137,444
Ginnie Mae REMIC pass-thru certificates Series 2019-42 Class FK, CME Term SOFR 1 month Index + 0.5645%, 5.3236% 4/20/2049 (c)(d)	4,732,871	4,682,054
TOTAL UNITED STATES		216,369,353
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $230,861,787)		216,369,353

Commercial Mortgage Securities - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	210,370	207,818
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	7,000,000	6,773,989
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	1,300,000	1,272,486
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K090 Class A2, 3.422% 2/25/2029	2,400,000	2,296,571
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 5.7133% 4/25/2029 (c)(d)	10,598,723	10,602,238
Ginnie Mae Multifamily REMICS Series 2001-58 Class X, 0.4902% 9/16/2041 (b)(c)	209,347	2
Ginnie Mae REMIC pass-thru certificates Series 2002-62 Class IO, 1.1703% 8/16/2042 (b)(c)	534,324	5,855
Ginnie Mae REMIC pass-thru certificates Series 2002-81 Class IO, 0.9426% 9/16/2042 (b)(c)	1,146,578	17,207
TOTAL UNITED STATES		21,176,166
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $28,641,229)		21,176,166

U.S. Government Agency - Mortgage Securities - 129.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 129.9%
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.153%, 6.957% 7/1/2036 (c)(d)	26,205	26,550
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.282%, 7.221% 10/1/2033 (c)(d)	11,281	11,476
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.585% 9/1/2034 (c)(d)	20,688	21,091
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.395% 7/1/2034 (c)(d)	91,236	92,951
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	2,198,254	1,917,249
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	13,857	12,086
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	4,292,538	3,743,819
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	14,383	12,545
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	15,227	13,252
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	15,801	13,752
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	15,648	13,618
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	16,402	14,275
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	16,360	14,238
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	16,991	14,766
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	17,497	15,205
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	17,347	15,075
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	17,951	15,600
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	540,976	523,458
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	1,667,616	1,498,190
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	781,083	738,869
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	775,318	734,172
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	503,718	476,973
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	2,014,039	1,755,745
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,312,083	1,143,812
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	468,404	408,333
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	1,392,775	1,317,510
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	441,653	418,198
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	780,985	739,498
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	87,682	76,437
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	239,434	209,326
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	1,688,507	1,471,961
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	40,288	34,902
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	335,586	290,089
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	614,788	535,281
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	219,211	190,519
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	323,760	279,260
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	480,156	443,392
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	516,488	462,989
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041	426,732	394,058
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	1,081,936	972,048
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	11,903,579	10,657,374
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	799,979	736,478
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	1,097,523	1,009,716
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	1,373,400	1,263,522
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	473,942	464,637
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (i)	2,128,047	2,088,927
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,067,937	1,046,637
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,132,741	1,110,502
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	8,613,920	8,565,019
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052	1,989,731	2,007,012
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	3,329,465	3,387,515
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (i)	4,506,321	4,590,522
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,669,906	1,683,235
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	4,611,198	4,708,527
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	584,172	588,835
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	772,478	790,037
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	580,849	594,051
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	486,279	497,332
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	686,566	712,685
Fannie Mae Mortgage pass-thru certificates 8.5% 12/1/2027	4,078	4,147
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks 1Y + 1.462%, 6.085% 1/1/2035 (c)(d)	8,648	8,856
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks 1Y + 1.48%, 7.48% 7/1/2034 (c)(d)	3,873	3,952
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks 1Y + 1.596%, 5.971% 3/1/2036 (c)(d)	26,539	27,261
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks 1Y + 1.608%, 7.436% 8/1/2035 (c)(d)	75,684	77,553
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks 1Y + 1.638%, 6.865% 11/1/2036 (c)(d)	29,298	30,065
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks 1Y + 1.649%, 7.389% 5/1/2035 (c)(d)	63,487	64,990
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks 1Y + 1.651%, 6.589% 3/1/2033 (c)(d)	20,314	20,750
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks 1Y + 1.89%, 6.522% 8/1/2035 (c)(d)	39,538	40,392
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks 6M + 1.51%, 7.26% 2/1/2033 (b)(c)(d)	6,962	7,028
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks 6M + 1.535%, 6.785% 12/1/2034 (c)(d)	7,958	8,069
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks 6M + 1.535%, 6.785% 3/1/2035 (c)(d)	7,597	7,706
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks 6M + 1.55%, 7.121% 10/1/2033 (c)(d)	3,821	3,873
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks 6M + 1.55%, 7.129% 9/1/2033 (c)(d)	101,752	103,115
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks 6M + 1.565%, 7.315% 7/1/2035 (c)(d)	5,479	5,551
Freddie Mac Gold Pool 1.5% 1/1/2036	14,734	12,849
Freddie Mac Gold Pool 1.5% 11/1/2035	13,635	11,891
Freddie Mac Gold Pool 1.5% 11/1/2035	2,129,527	1,857,307
Freddie Mac Gold Pool 1.5% 11/1/2035	16,703	14,568
Freddie Mac Gold Pool 1.5% 12/1/2035	2,150,241	1,875,374
Freddie Mac Gold Pool 1.5% 2/1/2036	15,037	13,085
Freddie Mac Gold Pool 1.5% 4/1/2036	16,316	14,200
Freddie Mac Gold Pool 1.5% 4/1/2041	2,163,301	1,761,358
Freddie Mac Gold Pool 1.5% 6/1/2036	16,968	14,746
Freddie Mac Gold Pool 2% 8/1/2036	2,850,302	2,555,375
Freddie Mac Gold Pool 2.5% 1/1/2042	1,962,429	1,705,234
Freddie Mac Gold Pool 2.5% 10/1/2041	970,212	845,785
Freddie Mac Gold Pool 2.5% 11/1/2031	657,586	622,650
Freddie Mac Gold Pool 2.5% 11/1/2041	627,338	546,884
Freddie Mac Gold Pool 2.5% 11/1/2041 (h)	7,211,385	6,288,799
Freddie Mac Gold Pool 2.5% 2/1/2042	1,348,583	1,183,638
Freddie Mac Gold Pool 2.5% 4/1/2042	407,565	355,296
Freddie Mac Gold Pool 2.5% 5/1/2041	2,925,734	2,569,717
Freddie Mac Gold Pool 2.5% 6/1/2041	483,052	421,253
Freddie Mac Gold Pool 3% 3/1/2052	176,243	153,120
Freddie Mac Gold Pool 3% 4/1/2034	248,706	235,056
Freddie Mac Gold Pool 3% 6/1/2051	66,925	58,061
Freddie Mac Gold Pool 3.5% 3/1/2042	3,939,464	3,637,832
Freddie Mac Gold Pool 3.5% 3/1/2052	83,968	75,309
Freddie Mac Gold Pool 3.5% 9/1/2051	6,903,107	6,217,082
Freddie Mac Gold Pool 5% 11/1/2052	1,255,282	1,232,206
Freddie Mac Gold Pool 5.5% 3/1/2053 (h)	2,071,924	2,082,824
Freddie Mac Gold Pool 6.5% 10/1/2053	3,762,773	3,884,166
Freddie Mac Gold Pool 6.5% 10/1/2053 (h)	3,638,338	3,761,402
Freddie Mac Gold Pool 6.5% 9/1/2053	248,546	256,487
Freddie Mac Gold Pool 6.5% 9/1/2053	255,991	265,450
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.82% 6/1/2033 (c)(d)	77,413	78,094
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 6.585% 12/1/2035 (c)(d)	314,171	318,546
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.265%, 7.128% 6/1/2033 (c)(d)	131,336	132,912
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.13% 3/1/2035 (c)(d)	231,024	234,377
Freddie Mac Non Gold Pool 6% 9/1/2053	1,522,847	1,540,832
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks 1Y + 1.86%, 7.61% 8/1/2034 (c)(d)	18,118	18,583
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks 1Y + 1.864%, 7.239% 4/1/2036 (c)(d)	46,006	47,276
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks 1Y + 2.031%, 7.658% 3/1/2033 (c)(d)	719	733
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks 6M + 1.869%, 7.254% 10/1/2036 (c)(d)	76,137	77,402
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks 6M + 1.995%, 7% 10/1/2035 (c)(d)	57,321	58,367
Freddie Mac Non Gold Pool FTSE USD IBORConsumer Cash Fallbacks 1Y + 1.961%, 7.711% 6/1/2033 (c)(d)	72,693	74,414
Ginnie Mae I Pool 2.25% 5/20/2050	1,827,237	1,506,707
Ginnie Mae I Pool 2.375% 5/20/2050	1,144,790	953,553
Ginnie Mae I Pool 2.5% 10/15/2042	163,657	143,492
Ginnie Mae I Pool 2.5% 10/20/2052	2,696,118	2,290,993
Ginnie Mae I Pool 2.5% 11/15/2042	219,931	192,915
Ginnie Mae I Pool 2.5% 12/15/2042	172,147	151,326
Ginnie Mae I Pool 2.5% 12/15/2042	2,018,442	1,775,859
Ginnie Mae I Pool 2.5% 12/15/2042	55,878	49,184
Ginnie Mae I Pool 2.5% 12/15/2042	2,282,137	2,008,743
Ginnie Mae I Pool 2.5% 12/15/2042	150,670	132,678
Ginnie Mae I Pool 2.5% 12/15/2042	440,643	388,197
Ginnie Mae I Pool 2.5% 12/20/2051	4,895,880	4,103,604
Ginnie Mae I Pool 2.5% 3/15/2028	943,417	918,367
Ginnie Mae I Pool 2.5% 3/15/2028	1,818,918	1,771,642
Ginnie Mae I Pool 2.5% 4/15/2028	1,445,046	1,406,676
Ginnie Mae I Pool 2.5% 5/20/2050	1,824,973	1,537,631
Ginnie Mae I Pool 2.5% 8/20/2051	21,835,740	18,329,466
Ginnie Mae I Pool 2.5% 8/20/2051	4,133,074	3,469,405
Ginnie Mae I Pool 2.5% 8/20/2051	5,692,089	4,778,082
Ginnie Mae I Pool 2.5% 9/20/2051	10,434,573	8,759,041
Ginnie Mae I Pool 2.5% 9/20/2051	5,629,683	4,725,697
Ginnie Mae I Pool 2.625% 5/20/2050	3,373,660	2,866,641
Ginnie Mae I Pool 2.75% 5/20/2050	1,017,146	872,174
Ginnie Mae I Pool 3% 1/15/2043	141,026	127,007
Ginnie Mae I Pool 3% 1/15/2045	590,676	525,219
Ginnie Mae I Pool 3% 1/15/2045	9,200	8,180
Ginnie Mae I Pool 3% 1/20/2050	96,254	84,332
Ginnie Mae I Pool 3% 1/20/2050	100,940	88,438
Ginnie Mae I Pool 3% 10/15/2042	1,443,066	1,300,483
Ginnie Mae I Pool 3% 10/15/2043	97,149	87,084
Ginnie Mae I Pool 3% 10/15/2049	10,334,887	9,144,394
Ginnie Mae I Pool 3% 10/20/2041	548,134	473,038
Ginnie Mae I Pool 3% 11/15/2042	26,064	23,413
Ginnie Mae I Pool 3% 11/15/2042	70,731	63,637
Ginnie Mae I Pool 3% 11/15/2042	26,812	24,412
Ginnie Mae I Pool 3% 11/15/2044	70,240	63,216
Ginnie Mae I Pool 3% 11/20/2049	521,156	456,608
Ginnie Mae I Pool 3% 12/15/2042	73,640	65,912
Ginnie Mae I Pool 3% 12/15/2042	464,348	418,052
Ginnie Mae I Pool 3% 12/15/2042	1,658,176	1,483,062
Ginnie Mae I Pool 3% 12/15/2042	2,195	1,985
Ginnie Mae I Pool 3% 12/15/2042	261,093	235,612
Ginnie Mae I Pool 3% 12/20/2042	14,169,192	12,808,521
Ginnie Mae I Pool 3% 2/15/2038	2,271,985	2,077,023
Ginnie Mae I Pool 3% 2/15/2038	3,553,138	3,245,369
Ginnie Mae I Pool 3% 2/20/2043	2,474,356	2,240,498
Ginnie Mae I Pool 3% 2/20/2050	2,814,854	2,458,300
Ginnie Mae I Pool 3% 3/15/2038	1,196,969	1,092,330
Ginnie Mae I Pool 3% 3/15/2043	75,801	68,176
Ginnie Mae I Pool 3% 3/15/2045	17,664	15,706
Ginnie Mae I Pool 3% 3/15/2045	512,971	456,125
Ginnie Mae I Pool 3% 3/15/2045	76,472	67,997
Ginnie Mae I Pool 3% 3/20/2043	1,705,731	1,544,390
Ginnie Mae I Pool 3% 3/20/2043	224,532	203,185
Ginnie Mae I Pool 3% 3/20/2043	9,504,514	8,592,818
Ginnie Mae I Pool 3% 3/20/2043	4,047,834	3,661,974
Ginnie Mae I Pool 3% 4/15/2042	38,482	34,798
Ginnie Mae I Pool 3% 4/15/2043	200,830	180,867
Ginnie Mae I Pool 3% 4/15/2043	138,455	124,943
Ginnie Mae I Pool 3% 4/15/2043	1,965,396	1,770,615
Ginnie Mae I Pool 3% 4/15/2043	539,764	485,472
Ginnie Mae I Pool 3% 4/15/2043	659,747	591,494
Ginnie Mae I Pool 3% 4/15/2043	4,029	3,614
Ginnie Mae I Pool 3% 4/15/2045	13,129	11,674
Ginnie Mae I Pool 3% 4/15/2045	989,113	879,503
Ginnie Mae I Pool 3% 4/15/2045	464,261	412,813
Ginnie Mae I Pool 3% 4/15/2045	575,640	511,849
Ginnie Mae I Pool 3% 5/15/2027	244,795	240,933
Ginnie Mae I Pool 3% 5/15/2043	232,651	208,846
Ginnie Mae I Pool 3% 5/15/2043	455,469	409,789
Ginnie Mae I Pool 3% 5/15/2043	109,799	98,984
Ginnie Mae I Pool 3% 5/15/2043	774,360	696,697
Ginnie Mae I Pool 3% 5/15/2043	80,979	72,242
Ginnie Mae I Pool 3% 5/15/2043	13,770	12,377
Ginnie Mae I Pool 3% 5/15/2043	345,246	309,529
Ginnie Mae I Pool 3% 5/15/2043	1,056,978	950,661
Ginnie Mae I Pool 3% 5/15/2043	918,530	824,283
Ginnie Mae I Pool 3% 5/15/2043	278,833	251,536
Ginnie Mae I Pool 3% 5/15/2043	78,650	70,808
Ginnie Mae I Pool 3% 5/15/2045	459,111	408,234
Ginnie Mae I Pool 3% 5/15/2045	19,215	17,086
Ginnie Mae I Pool 3% 5/20/2050	1,784,627	1,557,455
Ginnie Mae I Pool 3% 6/15/2038	1,114,451	1,018,368
Ginnie Mae I Pool 3% 6/15/2042	73,879	66,405
Ginnie Mae I Pool 3% 6/15/2042	78,669	70,957
Ginnie Mae I Pool 3% 6/15/2043	35,877	32,332
Ginnie Mae I Pool 3% 6/15/2043	846,759	759,876
Ginnie Mae I Pool 3% 6/15/2043	5,992	5,397
Ginnie Mae I Pool 3% 6/15/2043	40,828	36,674
Ginnie Mae I Pool 3% 6/15/2043	129,493	117,096
Ginnie Mae I Pool 3% 6/15/2043	1,067,639	961,511
Ginnie Mae I Pool 3% 6/15/2043	56,980	51,199
Ginnie Mae I Pool 3% 6/15/2045	4,431	3,940
Ginnie Mae I Pool 3% 6/20/2042	2,341,510	2,117,783
Ginnie Mae I Pool 3% 6/20/2050	4,645,971	4,054,567
Ginnie Mae I Pool 3% 7/15/2042	191,924	173,312
Ginnie Mae I Pool 3% 7/15/2042	116,217	104,562
Ginnie Mae I Pool 3% 7/15/2043	56,584	50,959
Ginnie Mae I Pool 3% 7/15/2043	130,105	116,280
Ginnie Mae I Pool 3% 7/20/2050	3,478,886	3,036,045
Ginnie Mae I Pool 3% 7/20/2050	3,248,506	2,844,127
Ginnie Mae I Pool 3% 7/20/2050	3,101,193	2,706,430
Ginnie Mae I Pool 3% 8/15/2042	34,230	30,747
Ginnie Mae I Pool 3% 8/15/2042	15,688	14,042
Ginnie Mae I Pool 3% 8/15/2043	154,740	139,404
Ginnie Mae I Pool 3% 9/15/2042	408,743	368,978
Ginnie Mae I Pool 3% 9/15/2042	211,559	190,848
Ginnie Mae I Pool 3% 9/15/2042	542,030	489,800
Ginnie Mae I Pool 3% 9/15/2042	63,261	56,992
Ginnie Mae I Pool 3% 9/15/2042	7,705	6,965
Ginnie Mae I Pool 3% 9/15/2042	14,779	13,328
Ginnie Mae I Pool 3% 9/15/2042	89,516	80,863
Ginnie Mae I Pool 3% 9/15/2042	139,047	125,477
Ginnie Mae I Pool 3% 9/20/2046	4,149,786	3,674,713
Ginnie Mae I Pool 3.25% 2/20/2041	708,044	610,089
Ginnie Mae I Pool 3.25% 7/20/2046	123,340	111,212
Ginnie Mae I Pool 3.375% 5/20/2050	438,054	391,173
Ginnie Mae I Pool 3.5% 1/15/2042	2,893,912	2,684,303
Ginnie Mae I Pool 3.5% 1/15/2042	4,661,119	4,322,495
Ginnie Mae I Pool 3.5% 1/15/2042	1,440,260	1,336,256
Ginnie Mae I Pool 3.5% 1/15/2042	66,996	62,115
Ginnie Mae I Pool 3.5% 1/15/2045	401,750	367,934
Ginnie Mae I Pool 3.5% 1/15/2045	310,093	283,992
Ginnie Mae I Pool 3.5% 1/20/2048	1,295,466	1,185,766
Ginnie Mae I Pool 3.5% 1/20/2050	27,444	24,897
Ginnie Mae I Pool 3.5% 1/20/2050	97,041	87,641
Ginnie Mae I Pool 3.5% 1/20/2050	49,521	45,034
Ginnie Mae I Pool 3.5% 1/20/2050	48,359	43,871
Ginnie Mae I Pool 3.5% 10/15/2042	206,665	190,839
Ginnie Mae I Pool 3.5% 10/20/2044	1,832,782	1,694,443
Ginnie Mae I Pool 3.5% 10/20/2049	669,241	603,577
Ginnie Mae I Pool 3.5% 11/15/2041	1,208,134	1,121,693
Ginnie Mae I Pool 3.5% 11/15/2041	384,957	358,113
Ginnie Mae I Pool 3.5% 11/15/2041	141,538	131,164
Ginnie Mae I Pool 3.5% 11/15/2042	40,101	36,991
Ginnie Mae I Pool 3.5% 11/20/2044	1,105,165	1,014,689
Ginnie Mae I Pool 3.5% 11/20/2044	7,331,217	6,725,992
Ginnie Mae I Pool 3.5% 11/20/2044	1,530,472	1,405,177
Ginnie Mae I Pool 3.5% 11/20/2049	254,357	230,752
Ginnie Mae I Pool 3.5% 11/20/2049	119,684	108,091
Ginnie Mae I Pool 3.5% 12/15/2026	79,297	78,324
Ginnie Mae I Pool 3.5% 12/15/2041	1,573,803	1,457,781
Ginnie Mae I Pool 3.5% 12/15/2041	188,326	174,168
Ginnie Mae I Pool 3.5% 12/15/2042	245,416	227,911
Ginnie Mae I Pool 3.5% 12/20/2042	351,752	326,208
Ginnie Mae I Pool 3.5% 12/20/2044	683,330	627,388
Ginnie Mae I Pool 3.5% 12/20/2044	487,429	447,190
Ginnie Mae I Pool 3.5% 2/15/2042	104,912	97,313
Ginnie Mae I Pool 3.5% 2/15/2042	2,345,767	2,175,860
Ginnie Mae I Pool 3.5% 2/15/2042	729,186	677,504
Ginnie Mae I Pool 3.5% 2/15/2042	819,683	760,492
Ginnie Mae I Pool 3.5% 2/15/2042	1,244,763	1,151,442
Ginnie Mae I Pool 3.5% 2/15/2042	424,774	393,731
Ginnie Mae I Pool 3.5% 2/15/2043	99,326	91,921
Ginnie Mae I Pool 3.5% 2/20/2043	3,075,012	2,859,915
Ginnie Mae I Pool 3.5% 3/15/2027	152,740	150,814
Ginnie Mae I Pool 3.5% 3/15/2042	253,599	234,534
Ginnie Mae I Pool 3.5% 3/15/2042	4,087,207	3,791,166
Ginnie Mae I Pool 3.5% 3/15/2042	1,565,303	1,448,922
Ginnie Mae I Pool 3.5% 3/15/2042	6,671,902	6,187,197
Ginnie Mae I Pool 3.5% 3/15/2042	32,804	30,385
Ginnie Mae I Pool 3.5% 3/15/2042	172,650	160,731
Ginnie Mae I Pool 3.5% 3/15/2042	1,009,912	936,763
Ginnie Mae I Pool 3.5% 3/20/2043	5,291,143	4,900,252
Ginnie Mae I Pool 3.5% 3/20/2043	742,063	688,573
Ginnie Mae I Pool 3.5% 3/20/2043	1,221,904	1,135,980
Ginnie Mae I Pool 3.5% 3/20/2043	1,376,602	1,279,742
Ginnie Mae I Pool 3.5% 4/15/2042	4,267,333	3,954,558
Ginnie Mae I Pool 3.5% 4/15/2042	2,903,011	2,690,857
Ginnie Mae I Pool 3.5% 4/15/2042	5,008,482	4,646,808
Ginnie Mae I Pool 3.5% 4/15/2042	1,583,679	1,470,721
Ginnie Mae I Pool 3.5% 4/15/2042 (f)	10,271,726	9,529,981
Ginnie Mae I Pool 3.5% 4/20/2043	1,285,230	1,193,304
Ginnie Mae I Pool 3.5% 5/15/2042	663,859	615,775
Ginnie Mae I Pool 3.5% 5/15/2042	950,929	882,679
Ginnie Mae I Pool 3.5% 5/15/2042	5,275,508	4,895,711
Ginnie Mae I Pool 3.5% 5/15/2042	53,412	49,497
Ginnie Mae I Pool 3.5% 5/15/2042	1,657,647	1,536,149
Ginnie Mae I Pool 3.5% 5/20/2050	2,555,920	2,305,140
Ginnie Mae I Pool 3.5% 6/15/2042	891,845	824,618
Ginnie Mae I Pool 3.5% 6/15/2043	112,018	103,417
Ginnie Mae I Pool 3.5% 6/15/2044	517,472	475,994
Ginnie Mae I Pool 3.5% 7/15/2042	8,422,006	7,797,586
Ginnie Mae I Pool 3.5% 7/15/2042	996,974	922,230
Ginnie Mae I Pool 3.5% 7/15/2043	9,878	9,103
Ginnie Mae I Pool 3.5% 7/15/2043	532,665	492,513
Ginnie Mae I Pool 3.5% 7/20/2043	1,328,137	1,230,258
Ginnie Mae I Pool 3.5% 7/20/2043	585,137	542,019
Ginnie Mae I Pool 3.5% 7/20/2046	75,365,369	69,218,984
Ginnie Mae I Pool 3.5% 8/15/2042	271,418	250,849
Ginnie Mae I Pool 3.5% 8/15/2042	107,774	102,062
Ginnie Mae I Pool 3.5% 8/15/2042	45,344	41,863
Ginnie Mae I Pool 3.5% 8/15/2042	201,540	186,431
Ginnie Mae I Pool 3.5% 8/15/2043	450,482	414,949
Ginnie Mae I Pool 3.5% 9/15/2026	24,701	24,476
Ginnie Mae I Pool 3.5% 9/15/2043	91,388	84,301
Ginnie Mae I Pool 3.5% 9/20/2049	1,325,892	1,189,667
Ginnie Mae I Pool 3.7% 10/15/2042	3,613,030	3,358,352
Ginnie Mae I Pool 3.74% 7/20/2042	217,754	203,950
Ginnie Mae I Pool 3.74% 8/20/2042	89,310	83,543
Ginnie Mae I Pool 3.75% 1/20/2046	1,813,509	1,680,055
Ginnie Mae I Pool 3.75% 10/20/2041	900,848	845,646
Ginnie Mae I Pool 3.75% 10/20/2045	2,365,565	2,193,703
Ginnie Mae I Pool 3.75% 11/20/2045	1,013,941	940,276
Ginnie Mae I Pool 3.75% 11/20/2046	2,899,299	2,680,506
Ginnie Mae I Pool 3.75% 2/20/2046	749,382	694,236
Ginnie Mae I Pool 3.75% 5/20/2046	819,583	759,271
Ginnie Mae I Pool 3.75% 7/20/2047	433,349	400,241
Ginnie Mae I Pool 3.75% 8/20/2045	1,521,940	1,411,369
Ginnie Mae I Pool 3.75% 9/20/2045	1,214,204	1,125,990
Ginnie Mae I Pool 4% 1/15/2040	462,847	444,967
Ginnie Mae I Pool 4% 1/15/2040	68,813	66,163
Ginnie Mae I Pool 4% 1/15/2040	155,790	149,668
Ginnie Mae I Pool 4% 1/15/2041	61,360	59,018
Ginnie Mae I Pool 4% 1/15/2041	234,330	225,122
Ginnie Mae I Pool 4% 1/15/2041	4,426	4,250
Ginnie Mae I Pool 4% 1/15/2041	32,670	31,364
Ginnie Mae I Pool 4% 1/15/2041	592,875	569,448
Ginnie Mae I Pool 4% 1/15/2041	67,837	65,256
Ginnie Mae I Pool 4% 1/15/2041	261,877	251,530
Ginnie Mae I Pool 4% 1/15/2041	73,805	70,929
Ginnie Mae I Pool 4% 1/15/2041	183,324	176,160
Ginnie Mae I Pool 4% 1/15/2041	19,918	19,158
Ginnie Mae I Pool 4% 1/15/2041	181,068	173,953
Ginnie Mae I Pool 4% 1/15/2041	148,523	142,786
Ginnie Mae I Pool 4% 1/15/2042	147,296	141,849
Ginnie Mae I Pool 4% 1/15/2042	61,013	58,643
Ginnie Mae I Pool 4% 1/15/2042	28,638	27,490
Ginnie Mae I Pool 4% 1/15/2042	337,024	323,318
Ginnie Mae I Pool 4% 1/15/2042	221,435	212,533
Ginnie Mae I Pool 4% 1/15/2043	83,997	80,450
Ginnie Mae I Pool 4% 1/15/2045	376,763	356,632
Ginnie Mae I Pool 4% 1/15/2045	197,482	186,931
Ginnie Mae I Pool 4% 1/20/2042	3,447,393	3,288,624
Ginnie Mae I Pool 4% 1/20/2042	163,772	156,682
Ginnie Mae I Pool 4% 1/20/2049	818,330	765,907
Ginnie Mae I Pool 4% 1/20/2050	602,657	563,297
Ginnie Mae I Pool 4% 10/15/2039	656,488	631,504
Ginnie Mae I Pool 4% 10/15/2039	137,761	132,424
Ginnie Mae I Pool 4% 10/15/2039	1,001,740	962,817
Ginnie Mae I Pool 4% 10/15/2039	1,285,688	1,236,314
Ginnie Mae I Pool 4% 10/15/2040	4,630,250	4,449,824
Ginnie Mae I Pool 4% 10/15/2040	35,427	34,050
Ginnie Mae I Pool 4% 10/15/2040	1,492,359	1,434,708
Ginnie Mae I Pool 4% 10/15/2040	19,241	18,494
Ginnie Mae I Pool 4% 10/15/2040	10,308	9,913
Ginnie Mae I Pool 4% 10/15/2040	20,019	19,239
Ginnie Mae I Pool 4% 10/15/2040	7,337	7,056
Ginnie Mae I Pool 4% 10/15/2040	226,610	217,705
Ginnie Mae I Pool 4% 10/15/2040	166,755	160,257
Ginnie Mae I Pool 4% 10/15/2040	58,139	55,816
Ginnie Mae I Pool 4% 10/15/2040	63,836	61,269
Ginnie Mae I Pool 4% 10/15/2040	472,508	454,637
Ginnie Mae I Pool 4% 10/15/2041	105,068	100,771
Ginnie Mae I Pool 4% 10/15/2041	2,897,212	2,778,718
Ginnie Mae I Pool 4% 10/15/2041	66,157	63,557
Ginnie Mae I Pool 4% 10/15/2041	925,985	888,760
Ginnie Mae I Pool 4% 10/15/2041	240,231	230,602
Ginnie Mae I Pool 4% 10/15/2041	11,990	11,490
Ginnie Mae I Pool 4% 10/15/2041	590,384	566,720
Ginnie Mae I Pool 4% 10/15/2041	317,199	304,631
Ginnie Mae I Pool 4% 10/15/2041	140,632	135,183
Ginnie Mae I Pool 4% 10/15/2041	99,351	95,346
Ginnie Mae I Pool 4% 10/15/2041	73,619	70,677
Ginnie Mae I Pool 4% 10/15/2041	55,872	53,683
Ginnie Mae I Pool 4% 10/15/2041	38,138	36,591
Ginnie Mae I Pool 4% 10/15/2041	198,664	190,772
Ginnie Mae I Pool 4% 10/15/2041	11,563	11,118
Ginnie Mae I Pool 4% 10/15/2041	312,812	300,200
Ginnie Mae I Pool 4% 10/15/2041	159,087	152,835
Ginnie Mae I Pool 4% 10/15/2041	67,045	64,257
Ginnie Mae I Pool 4% 10/15/2041	642,580	617,259
Ginnie Mae I Pool 4% 11/15/2039	2,010,191	1,932,084
Ginnie Mae I Pool 4% 11/15/2039	343,830	330,949
Ginnie Mae I Pool 4% 11/15/2039	299,988	288,232
Ginnie Mae I Pool 4% 11/15/2040	10,534	10,151
Ginnie Mae I Pool 4% 11/15/2040	49,090	47,150
Ginnie Mae I Pool 4% 11/15/2040	25,097	24,114
Ginnie Mae I Pool 4% 11/15/2040	46,669	44,972
Ginnie Mae I Pool 4% 11/15/2040	232,926	223,722
Ginnie Mae I Pool 4% 11/15/2040	978,713	941,467
Ginnie Mae I Pool 4% 11/15/2040	350,164	336,798
Ginnie Mae I Pool 4% 11/15/2040	182,081	174,926
Ginnie Mae I Pool 4% 11/15/2041	523,019	502,055
Ginnie Mae I Pool 4% 11/15/2041	71,596	68,668
Ginnie Mae I Pool 4% 11/15/2042	650,711	623,443
Ginnie Mae I Pool 4% 11/15/2042	24,016	23,012
Ginnie Mae I Pool 4% 11/15/2042	208,429	199,763
Ginnie Mae I Pool 4% 12/15/2039	765,661	736,258
Ginnie Mae I Pool 4% 12/15/2039	83,048	79,793
Ginnie Mae I Pool 4% 12/15/2039	506,504	487,287
Ginnie Mae I Pool 4% 12/15/2040	7,750	7,447
Ginnie Mae I Pool 4% 12/15/2040	91,356	87,746
Ginnie Mae I Pool 4% 12/15/2040	758,110	729,171
Ginnie Mae I Pool 4% 12/15/2040	9,810	9,451
Ginnie Mae I Pool 4% 12/15/2040	98,962	95,117
Ginnie Mae I Pool 4% 12/15/2040	7,008	6,723
Ginnie Mae I Pool 4% 12/15/2040	2,247,010	2,157,743
Ginnie Mae I Pool 4% 12/15/2040	336,877	323,639
Ginnie Mae I Pool 4% 12/15/2040	196,053	188,172
Ginnie Mae I Pool 4% 12/15/2041	300,906	288,774
Ginnie Mae I Pool 4% 12/15/2041	605,143	580,603
Ginnie Mae I Pool 4% 12/15/2041	845,187	810,814
Ginnie Mae I Pool 4% 12/15/2041	160,873	154,275
Ginnie Mae I Pool 4% 12/15/2041	76,584	73,625
Ginnie Mae I Pool 4% 12/15/2041	78,149	74,926
Ginnie Mae I Pool 4% 12/15/2041	77,116	73,971
Ginnie Mae I Pool 4% 12/15/2041	7,807	7,492
Ginnie Mae I Pool 4% 12/15/2042	17,849	17,117
Ginnie Mae I Pool 4% 12/15/2042	357,331	343,250
Ginnie Mae I Pool 4% 12/20/2040	158,065	151,058
Ginnie Mae I Pool 4% 2/15/2040	536,709	515,976
Ginnie Mae I Pool 4% 2/15/2040	413,890	397,901
Ginnie Mae I Pool 4% 2/15/2040	20,485	19,728
Ginnie Mae I Pool 4% 2/15/2041	66,877	64,271
Ginnie Mae I Pool 4% 2/15/2041	84,217	80,898
Ginnie Mae I Pool 4% 2/15/2041	19,288	18,501
Ginnie Mae I Pool 4% 2/15/2041	83,205	79,899
Ginnie Mae I Pool 4% 2/15/2041	15,949	15,354
Ginnie Mae I Pool 4% 2/15/2041	446,026	428,696
Ginnie Mae I Pool 4% 2/15/2041	28,342	27,257
Ginnie Mae I Pool 4% 2/15/2042	61,245	58,692
Ginnie Mae I Pool 4% 2/15/2042	65,722	63,146
Ginnie Mae I Pool 4% 2/15/2042	108,150	103,739
Ginnie Mae I Pool 4% 2/15/2042	237,674	227,740
Ginnie Mae I Pool 4% 2/15/2042	128,043	122,957
Ginnie Mae I Pool 4% 2/15/2042	554,086	531,616
Ginnie Mae I Pool 4% 2/15/2045	445,585	421,777
Ginnie Mae I Pool 4% 2/15/2045	95,090	90,009
Ginnie Mae I Pool 4% 2/20/2046	787,196	741,441
Ginnie Mae I Pool 4% 3/15/2040	288,912	277,817
Ginnie Mae I Pool 4% 3/15/2040	319,780	307,916
Ginnie Mae I Pool 4% 3/15/2041	44,330	42,608
Ginnie Mae I Pool 4% 3/15/2041	14,768	14,162
Ginnie Mae I Pool 4% 3/15/2041	25,935	24,928
Ginnie Mae I Pool 4% 3/15/2041	1,214,049	1,166,078
Ginnie Mae I Pool 4% 3/15/2042	174,823	167,693
Ginnie Mae I Pool 4% 3/15/2042	36,556	35,028
Ginnie Mae I Pool 4% 3/15/2042	275,119	263,866
Ginnie Mae I Pool 4% 3/15/2044	370,245	354,298
Ginnie Mae I Pool 4% 3/15/2045	155,648	147,089
Ginnie Mae I Pool 4% 3/15/2045	266,015	251,802
Ginnie Mae I Pool 4% 3/20/2042	701,240	668,350
Ginnie Mae I Pool 4% 3/20/2047	337,476	317,860
Ginnie Mae I Pool 4% 4/15/2039	437,356	420,611
Ginnie Mae I Pool 4% 4/15/2039	121,880	117,404
Ginnie Mae I Pool 4% 4/15/2041	2,328,241	2,236,749
Ginnie Mae I Pool 4% 4/15/2042	45,830	43,935
Ginnie Mae I Pool 4% 4/15/2043	223,714	214,827
Ginnie Mae I Pool 4% 4/15/2043	15,698	15,102
Ginnie Mae I Pool 4% 4/15/2045	100,693	95,156
Ginnie Mae I Pool 4% 4/15/2045	327,147	309,156
Ginnie Mae I Pool 4% 4/15/2045	183,956	173,839
Ginnie Mae I Pool 4% 4/20/2047	3,573,318	3,360,042
Ginnie Mae I Pool 4% 4/20/2047	3,612,406	3,396,797
Ginnie Mae I Pool 4% 4/20/2048	1,033,415	968,182
Ginnie Mae I Pool 4% 4/20/2048	1,092,871	1,023,886
Ginnie Mae I Pool 4% 5/15/2039	35,648	34,385
Ginnie Mae I Pool 4% 5/15/2041	239,810	229,947
Ginnie Mae I Pool 4% 5/15/2042	135,737	130,619
Ginnie Mae I Pool 4% 5/15/2042	27,236	26,183
Ginnie Mae I Pool 4% 5/15/2043	175,210	167,557
Ginnie Mae I Pool 4% 5/15/2043	160,116	153,122
Ginnie Mae I Pool 4% 5/15/2043	295,446	283,464
Ginnie Mae I Pool 4% 5/15/2043	157,801	151,532
Ginnie Mae I Pool 4% 5/15/2044	293,235	280,545
Ginnie Mae I Pool 4% 5/15/2044	824,283	787,797
Ginnie Mae I Pool 4% 6/15/2039	58,269	56,196
Ginnie Mae I Pool 4% 6/15/2039	599,524	578,041
Ginnie Mae I Pool 4% 6/15/2039	153,410	147,719
Ginnie Mae I Pool 4% 6/15/2040	19,346	18,603
Ginnie Mae I Pool 4% 6/15/2041	39,187	37,621
Ginnie Mae I Pool 4% 6/15/2041	119,653	115,289
Ginnie Mae I Pool 4% 6/15/2041	76,299	73,223
Ginnie Mae I Pool 4% 6/15/2041	620,552	595,532
Ginnie Mae I Pool 4% 6/15/2041	334,752	320,946
Ginnie Mae I Pool 4% 6/15/2041	495,688	475,938
Ginnie Mae I Pool 4% 6/15/2041	432,136	414,363
Ginnie Mae I Pool 4% 6/15/2041	827,521	794,550
Ginnie Mae I Pool 4% 6/15/2041	643,837	617,505
Ginnie Mae I Pool 4% 6/15/2041	25,334	24,429
Ginnie Mae I Pool 4% 6/15/2041	22,432	21,509
Ginnie Mae I Pool 4% 6/15/2041	145,432	139,450
Ginnie Mae I Pool 4% 6/15/2041	109,572	105,065
Ginnie Mae I Pool 4% 6/15/2041	418,080	401,273
Ginnie Mae I Pool 4% 6/15/2041	390,663	375,527
Ginnie Mae I Pool 4% 6/15/2041	1,250,320	1,200,916
Ginnie Mae I Pool 4% 6/15/2042	67,848	64,961
Ginnie Mae I Pool 4% 6/15/2042	378,483	364,124
Ginnie Mae I Pool 4% 6/15/2042	31,000	29,684
Ginnie Mae I Pool 4% 6/15/2043	282,252	270,213
Ginnie Mae I Pool 4% 6/15/2043	32,893	31,607
Ginnie Mae I Pool 4% 6/15/2045	729,972	689,829
Ginnie Mae I Pool 4% 7/15/2039	51,032	49,078
Ginnie Mae I Pool 4% 7/15/2040	1,357	1,304
Ginnie Mae I Pool 4% 7/15/2041	30,349	29,201
Ginnie Mae I Pool 4% 7/15/2041	14,017	13,438
Ginnie Mae I Pool 4% 7/15/2041	4,883	4,687
Ginnie Mae I Pool 4% 7/15/2041	272,797	261,486
Ginnie Mae I Pool 4% 7/15/2041	38,092	36,599
Ginnie Mae I Pool 4% 7/15/2041	7,793	7,473
Ginnie Mae I Pool 4% 7/15/2041	54,172	52,007
Ginnie Mae I Pool 4% 7/15/2041	47,618	45,692
Ginnie Mae I Pool 4% 7/15/2041	109,947	105,639
Ginnie Mae I Pool 4% 7/15/2042	234,593	224,866
Ginnie Mae I Pool 4% 7/15/2042	150,393	144,074
Ginnie Mae I Pool 4% 7/15/2043	467,098	446,697
Ginnie Mae I Pool 4% 8/15/2040	60,379	58,047
Ginnie Mae I Pool 4% 8/15/2040	252,947	243,233
Ginnie Mae I Pool 4% 8/15/2040	3,217	3,093
Ginnie Mae I Pool 4% 8/15/2040	34,751	33,425
Ginnie Mae I Pool 4% 8/15/2041	1,366,852	1,311,422
Ginnie Mae I Pool 4% 8/15/2041	251,700	241,264
Ginnie Mae I Pool 4% 8/15/2041	821,167	787,302
Ginnie Mae I Pool 4% 8/15/2041	597,748	573,438
Ginnie Mae I Pool 4% 8/15/2041	42,395	40,676
Ginnie Mae I Pool 4% 8/15/2041	82,213	78,947
Ginnie Mae I Pool 4% 8/15/2041	28,276	27,177
Ginnie Mae I Pool 4% 8/15/2041	853,335	819,434
Ginnie Mae I Pool 4% 8/15/2041	2,183,658	2,096,392
Ginnie Mae I Pool 4% 8/15/2041	105,366	101,081
Ginnie Mae I Pool 4% 8/15/2042	5,972	5,741
Ginnie Mae I Pool 4% 8/15/2043	7,610	7,291
Ginnie Mae I Pool 4% 8/15/2043	21,368	20,426
Ginnie Mae I Pool 4% 9/15/2039	19,890	19,180
Ginnie Mae I Pool 4% 9/15/2039	85,883	82,555
Ginnie Mae I Pool 4% 9/15/2040	13,595	13,073
Ginnie Mae I Pool 4% 9/15/2040	583,819	561,332
Ginnie Mae I Pool 4% 9/15/2040	221,973	213,299
Ginnie Mae I Pool 4% 9/15/2040	146,702	141,085
Ginnie Mae I Pool 4% 9/15/2040	33,185	31,899
Ginnie Mae I Pool 4% 9/15/2040	57,066	54,881
Ginnie Mae I Pool 4% 9/15/2040	6,490	6,241
Ginnie Mae I Pool 4% 9/15/2040	348,823	335,192
Ginnie Mae I Pool 4% 9/15/2040	3,253	3,126
Ginnie Mae I Pool 4% 9/15/2040	155,224	149,263
Ginnie Mae I Pool 4% 9/15/2041	254,337	244,082
Ginnie Mae I Pool 4% 9/15/2041	715,021	686,447
Ginnie Mae I Pool 4% 9/15/2041	21,236	20,353
Ginnie Mae I Pool 4% 9/15/2041	75,691	72,684
Ginnie Mae I Pool 4% 9/15/2041	75,764	72,829
Ginnie Mae I Pool 4% 9/15/2041	9,100	8,782
Ginnie Mae I Pool 4% 9/15/2041	46,547	44,659
Ginnie Mae I Pool 4% 9/15/2041	100,344	96,346
Ginnie Mae I Pool 4% 9/15/2041	14,991	14,366
Ginnie Mae I Pool 4% 9/15/2041	60,394	57,966
Ginnie Mae I Pool 4% 9/15/2041	2,576,221	2,472,655
Ginnie Mae I Pool 4% 9/15/2041	293,185	281,760
Ginnie Mae I Pool 4% 9/15/2041	322,351	309,430
Ginnie Mae I Pool 4.25% 1/20/2046	285,129	272,224
Ginnie Mae I Pool 4.5% 1/15/2039	262,786	258,135
Ginnie Mae I Pool 4.5% 1/15/2040	3,016,103	2,962,243
Ginnie Mae I Pool 4.5% 1/15/2040	192,697	189,103
Ginnie Mae I Pool 4.5% 1/15/2040	71,235	69,895
Ginnie Mae I Pool 4.5% 1/15/2040	351,522	345,226
Ginnie Mae I Pool 4.5% 10/15/2039	216,355	212,562
Ginnie Mae I Pool 4.5% 10/15/2039	136,834	134,384
Ginnie Mae I Pool 4.5% 11/15/2039	4,645	4,562
Ginnie Mae I Pool 4.5% 11/15/2039	170,854	167,868
Ginnie Mae I Pool 4.5% 11/15/2039	326,264	320,562
Ginnie Mae I Pool 4.5% 11/15/2039	185,755	182,468
Ginnie Mae I Pool 4.5% 11/15/2039	879,569	863,769
Ginnie Mae I Pool 4.5% 11/15/2039	362,157	355,888
Ginnie Mae I Pool 4.5% 11/15/2039	60,585	59,546
Ginnie Mae I Pool 4.5% 11/20/2052	35,630,247	34,052,856
Ginnie Mae I Pool 4.5% 12/15/2039	1,478,784	1,452,695
Ginnie Mae I Pool 4.5% 12/15/2039	240,494	236,304
Ginnie Mae I Pool 4.5% 12/15/2039	169,290	166,640
Ginnie Mae I Pool 4.5% 12/15/2039	98,829	97,118
Ginnie Mae I Pool 4.5% 12/15/2039	822,357	807,629
Ginnie Mae I Pool 4.5% 12/15/2039	109,325	107,529
Ginnie Mae I Pool 4.5% 12/15/2039	619,817	608,716
Ginnie Mae I Pool 4.5% 12/15/2039	133,796	131,526
Ginnie Mae I Pool 4.5% 12/15/2039	257,835	253,286
Ginnie Mae I Pool 4.5% 12/15/2039	357,404	350,928
Ginnie Mae I Pool 4.5% 12/15/2040	98,636	96,742
Ginnie Mae I Pool 4.5% 2/15/2040	126,857	124,592
Ginnie Mae I Pool 4.5% 2/15/2040	116,254	114,178
Ginnie Mae I Pool 4.5% 2/15/2040	197,508	193,804
Ginnie Mae I Pool 4.5% 2/15/2040	239,257	235,129
Ginnie Mae I Pool 4.5% 2/15/2040	41,876	41,137
Ginnie Mae I Pool 4.5% 2/15/2040	599,551	588,844
Ginnie Mae I Pool 4.5% 2/15/2040	260,326	255,691
Ginnie Mae I Pool 4.5% 2/15/2040	479,241	471,055
Ginnie Mae I Pool 4.5% 2/15/2040	85,332	83,809
Ginnie Mae I Pool 4.5% 2/15/2040	5,640	5,549
Ginnie Mae I Pool 4.5% 2/15/2040	692,928	679,382
Ginnie Mae I Pool 4.5% 2/15/2041	76,498	75,019
Ginnie Mae I Pool 4.5% 2/15/2041	224,095	220,046
Ginnie Mae I Pool 4.5% 3/15/2039	35,507	34,899
Ginnie Mae I Pool 4.5% 3/15/2040	1,051,430	1,032,272
Ginnie Mae I Pool 4.5% 3/15/2040	152,744	150,074
Ginnie Mae I Pool 4.5% 3/15/2040	166,410	163,306
Ginnie Mae I Pool 4.5% 3/15/2040	94,240	92,403
Ginnie Mae I Pool 4.5% 3/15/2041	3,911,182	3,834,504
Ginnie Mae I Pool 4.5% 3/15/2041	241,806	237,412
Ginnie Mae I Pool 4.5% 3/15/2041	12,858	12,603
Ginnie Mae I Pool 4.5% 4/15/2039	788,433	774,354
Ginnie Mae I Pool 4.5% 4/15/2039	699,844	687,421
Ginnie Mae I Pool 4.5% 4/15/2040	32,236	31,661
Ginnie Mae I Pool 4.5% 4/15/2040	378,437	371,580
Ginnie Mae I Pool 4.5% 4/15/2040	290,871	285,676
Ginnie Mae I Pool 4.5% 4/15/2040	118,899	116,561
Ginnie Mae I Pool 4.5% 4/15/2040	174,999	171,979
Ginnie Mae I Pool 4.5% 4/15/2040	65,617	64,327
Ginnie Mae I Pool 4.5% 4/15/2040	47,421	46,589
Ginnie Mae I Pool 4.5% 4/15/2041	168,073	165,054
Ginnie Mae I Pool 4.5% 4/15/2041	240,290	235,723
Ginnie Mae I Pool 4.5% 4/15/2041	167,311	164,067
Ginnie Mae I Pool 4.5% 4/15/2041	64,502	63,286
Ginnie Mae I Pool 4.5% 4/15/2041	104,958	103,142
Ginnie Mae I Pool 4.5% 4/15/2041	2,430	2,384
Ginnie Mae I Pool 4.5% 4/20/2040	66,254	64,764
Ginnie Mae I Pool 4.5% 4/20/2053	2,382,174	2,276,526
Ginnie Mae I Pool 4.5% 5/15/2039	103,765	101,957
Ginnie Mae I Pool 4.5% 5/15/2039	884,945	869,577
Ginnie Mae I Pool 4.5% 5/15/2039	222,305	218,469
Ginnie Mae I Pool 4.5% 5/15/2039	112,058	110,124
Ginnie Mae I Pool 4.5% 5/15/2040	195,535	191,878
Ginnie Mae I Pool 4.5% 5/15/2040	86,074	84,469
Ginnie Mae I Pool 4.5% 5/15/2040	767,373	753,629
Ginnie Mae I Pool 4.5% 5/15/2040	47,515	46,667
Ginnie Mae I Pool 4.5% 5/15/2041	133,742	131,333
Ginnie Mae I Pool 4.5% 5/15/2041	4,087	4,059
Ginnie Mae I Pool 4.5% 5/15/2041	94,877	93,042
Ginnie Mae I Pool 4.5% 6/15/2039	37,731	37,082
Ginnie Mae I Pool 4.5% 6/15/2039	308,297	302,926
Ginnie Mae I Pool 4.5% 6/15/2039	23,628	23,255
Ginnie Mae I Pool 4.5% 6/15/2039	18,627	18,325
Ginnie Mae I Pool 4.5% 6/15/2039	51,336	50,411
Ginnie Mae I Pool 4.5% 6/15/2039	118,375	116,280
Ginnie Mae I Pool 4.5% 6/15/2039	4,996,510	4,909,182
Ginnie Mae I Pool 4.5% 6/15/2039	9,974	9,800
Ginnie Mae I Pool 4.5% 6/15/2040	43,415	42,640
Ginnie Mae I Pool 4.5% 6/15/2040	817,048	802,328
Ginnie Mae I Pool 4.5% 6/15/2040	395,364	388,367
Ginnie Mae I Pool 4.5% 6/15/2040	1,809,919	1,777,598
Ginnie Mae I Pool 4.5% 6/15/2040	387,162	380,147
Ginnie Mae I Pool 4.5% 6/15/2040	1,712,834	1,681,799
Ginnie Mae I Pool 4.5% 6/15/2040	6,147	6,052
Ginnie Mae I Pool 4.5% 6/15/2040	110,098	108,126
Ginnie Mae I Pool 4.5% 6/15/2040	108,603	106,647
Ginnie Mae I Pool 4.5% 6/15/2041	18,476	18,172
Ginnie Mae I Pool 4.5% 6/15/2041	78,379	76,885
Ginnie Mae I Pool 4.5% 7/15/2033	2,857	2,821
Ginnie Mae I Pool 4.5% 7/15/2039	614,617	604,190
Ginnie Mae I Pool 4.5% 7/15/2039	19,227	18,889
Ginnie Mae I Pool 4.5% 7/15/2039	78,723	77,356
Ginnie Mae I Pool 4.5% 7/15/2039	85,373	83,849
Ginnie Mae I Pool 4.5% 7/20/2040	127,902	124,982
Ginnie Mae I Pool 4.5% 7/20/2041	60,554	59,459
Ginnie Mae I Pool 4.5% 8/15/2039	14,087	13,845
Ginnie Mae I Pool 4.5% 8/15/2039	372,834	366,422
Ginnie Mae I Pool 4.5% 8/15/2039	1,926,869	1,893,406
Ginnie Mae I Pool 4.5% 8/15/2039	1,633,775	1,604,951
Ginnie Mae I Pool 4.5% 8/15/2039	613,306	602,486
Ginnie Mae I Pool 4.5% 8/15/2039	264,180	259,533
Ginnie Mae I Pool 4.5% 8/15/2040	468,742	460,225
Ginnie Mae I Pool 4.5% 8/15/2040	96,403	94,467
Ginnie Mae I Pool 4.5% 9/15/2039	12,798	12,567
Ginnie Mae I Pool 4.5% 9/15/2039	820,843	806,361
Ginnie Mae I Pool 4.5% 9/15/2039	989,162	971,874
Ginnie Mae I Pool 4.5% 9/15/2039	90,027	88,414
Ginnie Mae I Pool 4.5% 9/15/2039	340,978	335,000
Ginnie Mae I Pool 4.5% 9/15/2040	146,926	144,279
Ginnie Mae I Pool 4.5% 9/15/2040	177,404	174,024
Ginnie Mae I Pool 4.5% 9/15/2040	294,158	288,641
Ginnie Mae I Pool 4.5% 9/15/2041	64,385	63,177
Ginnie Mae I Pool 4.5% 9/20/2040	1,991,665	1,956,749
Ginnie Mae I Pool 4.75% 7/15/2040	319,043	315,258
Ginnie Mae I Pool 4.875% 12/15/2039	352,007	349,463
Ginnie Mae I Pool 4.875% 9/15/2039	1,102,877	1,094,829
Ginnie Mae I Pool 4.875% 9/15/2039	643,913	639,275
Ginnie Mae I Pool 4.875% 9/15/2039	671,266	666,697
Ginnie Mae I Pool 5% 1/15/2034	2,966	2,967
Ginnie Mae I Pool 5% 1/15/2035	122	122
Ginnie Mae I Pool 5% 1/15/2035	5,902	5,905
Ginnie Mae I Pool 5% 1/15/2036	3,294	3,296
Ginnie Mae I Pool 5% 1/15/2039	178,615	178,697
Ginnie Mae I Pool 5% 1/15/2040	5,055,850	5,058,379
Ginnie Mae I Pool 5% 1/20/2035	2,010,706	2,013,023
Ginnie Mae I Pool 5% 10/15/2033	19,902	19,908
Ginnie Mae I Pool 5% 10/15/2033	6,635	6,638
Ginnie Mae I Pool 5% 10/15/2033	4,626	4,627
Ginnie Mae I Pool 5% 10/15/2033	332	332
Ginnie Mae I Pool 5% 10/15/2034	20,065	20,072
Ginnie Mae I Pool 5% 10/15/2035	882	882
Ginnie Mae I Pool 5% 10/15/2036	1,128	1,129
Ginnie Mae I Pool 5% 10/15/2039	27,561	27,575
Ginnie Mae I Pool 5% 10/15/2039	1,456	1,456
Ginnie Mae I Pool 5% 10/15/2040	13,463	13,470
Ginnie Mae I Pool 5% 10/20/2038	24,772	24,809
Ginnie Mae I Pool 5% 11/15/2033	12,859	12,863
Ginnie Mae I Pool 5% 11/15/2033	37,387	37,377
Ginnie Mae I Pool 5% 11/15/2033	36,393	36,407
Ginnie Mae I Pool 5% 11/15/2033	20,218	20,225
Ginnie Mae I Pool 5% 11/15/2034	497	497
Ginnie Mae I Pool 5% 11/15/2035	25,955	25,968
Ginnie Mae I Pool 5% 11/15/2035	5,953	5,956
Ginnie Mae I Pool 5% 11/15/2035	40,659	40,675
Ginnie Mae I Pool 5% 11/15/2039	12,964	12,970
Ginnie Mae I Pool 5% 11/15/2039	2,786,305	2,787,722
Ginnie Mae I Pool 5% 11/15/2039	12,500	12,506
Ginnie Mae I Pool 5% 11/15/2039	21,348	21,358
Ginnie Mae I Pool 5% 12/15/2033	13,076	13,081
Ginnie Mae I Pool 5% 12/15/2033	5,797	5,799
Ginnie Mae I Pool 5% 12/15/2034	965	966
Ginnie Mae I Pool 5% 12/15/2034	6,971	6,974
Ginnie Mae I Pool 5% 12/20/2034	949,785	950,675
Ginnie Mae I Pool 5% 2/15/2034	26,393	26,404
Ginnie Mae I Pool 5% 2/15/2035	510	510
Ginnie Mae I Pool 5% 2/15/2039	16,037	16,045
Ginnie Mae I Pool 5% 2/15/2040	3,124	3,125
Ginnie Mae I Pool 5% 2/15/2040	7,445	7,448
Ginnie Mae I Pool 5% 2/20/2035	1,995	1,997
Ginnie Mae I Pool 5% 3/15/2035	52,916	52,941
Ginnie Mae I Pool 5% 3/15/2036	567	567
Ginnie Mae I Pool 5% 3/15/2036	32,304	32,320
Ginnie Mae I Pool 5% 3/15/2036	243,258	243,373
Ginnie Mae I Pool 5% 3/15/2036	80,103	80,082
Ginnie Mae I Pool 5% 3/15/2038	6,534	6,538
Ginnie Mae I Pool 5% 3/15/2039	2,656	2,657
Ginnie Mae I Pool 5% 3/15/2040	12,823	12,830
Ginnie Mae I Pool 5% 4/15/2033	9,201	9,203
Ginnie Mae I Pool 5% 4/15/2033	11,964	11,968
Ginnie Mae I Pool 5% 4/15/2034	3,336	3,336
Ginnie Mae I Pool 5% 4/15/2034	1,307	1,307
Ginnie Mae I Pool 5% 4/15/2035	4,034	4,036
Ginnie Mae I Pool 5% 4/15/2035	75,958	75,990
Ginnie Mae I Pool 5% 4/15/2035	2,476	2,477
Ginnie Mae I Pool 5% 4/15/2036	7,905	7,909
Ginnie Mae I Pool 5% 4/15/2041	298,425	298,568
Ginnie Mae I Pool 5% 4/20/2048	2,314,062	2,317,305
Ginnie Mae I Pool 5% 5/15/2033	712	712
Ginnie Mae I Pool 5% 5/15/2033	141,558	141,586
Ginnie Mae I Pool 5% 5/15/2033	67,804	67,824
Ginnie Mae I Pool 5% 5/15/2033	18,271	18,277
Ginnie Mae I Pool 5% 5/15/2034	799	799
Ginnie Mae I Pool 5% 5/15/2034	681	681
Ginnie Mae I Pool 5% 5/15/2034	3,684	3,686
Ginnie Mae I Pool 5% 5/15/2034	599,406	599,638
Ginnie Mae I Pool 5% 5/15/2034	6,899	6,902
Ginnie Mae I Pool 5% 5/15/2035	900	900
Ginnie Mae I Pool 5% 5/15/2036	5,954	5,956
Ginnie Mae I Pool 5% 5/15/2040	40,730	40,750
Ginnie Mae I Pool 5% 5/15/2040	21,458	21,466
Ginnie Mae I Pool 5% 6/15/2033	8,738	8,741
Ginnie Mae I Pool 5% 6/15/2033	8,917	8,920
Ginnie Mae I Pool 5% 6/15/2033	3,459	3,458
Ginnie Mae I Pool 5% 6/15/2033	3,466	3,467
Ginnie Mae I Pool 5% 6/15/2034	10,812	10,816
Ginnie Mae I Pool 5% 6/15/2034	2,117	2,118
Ginnie Mae I Pool 5% 6/15/2034	440	440
Ginnie Mae I Pool 5% 6/15/2034	773	774
Ginnie Mae I Pool 5% 6/15/2035	2,194	2,195
Ginnie Mae I Pool 5% 6/15/2035	1,100	1,101
Ginnie Mae I Pool 5% 6/15/2036	45,928	45,951
Ginnie Mae I Pool 5% 6/15/2036	2,806	2,807
Ginnie Mae I Pool 5% 6/15/2040	3,903,032	3,904,998
Ginnie Mae I Pool 5% 6/15/2040	2,270	2,271
Ginnie Mae I Pool 5% 6/15/2040	2,806	2,807
Ginnie Mae I Pool 5% 7/15/2033	3,861	3,859
Ginnie Mae I Pool 5% 7/15/2033	940	941
Ginnie Mae I Pool 5% 7/15/2033	600	600
Ginnie Mae I Pool 5% 7/15/2033	385	385
Ginnie Mae I Pool 5% 7/15/2034	17,990	17,997
Ginnie Mae I Pool 5% 7/15/2034	1,325	1,325
Ginnie Mae I Pool 5% 7/15/2035	9,744	9,748
Ginnie Mae I Pool 5% 7/15/2035	236,601	236,710
Ginnie Mae I Pool 5% 7/15/2040	1,360,465	1,361,140
Ginnie Mae I Pool 5% 7/15/2040	24,501	24,512
Ginnie Mae I Pool 5% 7/15/2040	45,444	45,467
Ginnie Mae I Pool 5% 8/15/2033	2,816	2,815
Ginnie Mae I Pool 5% 8/15/2033	777	777
Ginnie Mae I Pool 5% 8/15/2033	15,193	15,199
Ginnie Mae I Pool 5% 8/15/2033	36,154	36,166
Ginnie Mae I Pool 5% 8/15/2033	1,200	1,200
Ginnie Mae I Pool 5% 8/15/2033	16,999	17,002
Ginnie Mae I Pool 5% 8/15/2033	143,675	143,698
Ginnie Mae I Pool 5% 8/15/2033	52,215	52,236
Ginnie Mae I Pool 5% 8/15/2033	101,409	101,444
Ginnie Mae I Pool 5% 8/15/2035	1,979	1,980
Ginnie Mae I Pool 5% 8/15/2035	4,508	4,510
Ginnie Mae I Pool 5% 8/20/2040	611,628	614,027
Ginnie Mae I Pool 5% 9/15/2033	6,318	6,321
Ginnie Mae I Pool 5% 9/15/2033	140,992	141,045
Ginnie Mae I Pool 5% 9/15/2033	98,832	98,871
Ginnie Mae I Pool 5% 9/15/2035	11,153	11,159
Ginnie Mae I Pool 5% 9/15/2036	227,558	227,668
Ginnie Mae I Pool 5% 9/15/2036	52,492	52,513
Ginnie Mae I Pool 5% 9/15/2039	1,262,598	1,263,247
Ginnie Mae I Pool 5% 9/15/2039	9,546	9,551
Ginnie Mae I Pool 5% 9/15/2040	11,989	11,995
Ginnie Mae I Pool 5.09% 11/15/2036	125,529	125,552
Ginnie Mae I Pool 5.09% 11/15/2036	37,973	37,981
Ginnie Mae I Pool 5.09% 4/15/2036	121,161	121,185
Ginnie Mae I Pool 5.09% 5/15/2036	61,858	61,868
Ginnie Mae I Pool 5.09% 5/15/2036	201,893	201,931
Ginnie Mae I Pool 5.09% 5/15/2036	100,603	100,623
Ginnie Mae I Pool 5.09% 6/15/2036	208,237	208,275
Ginnie Mae I Pool 5.09% 6/15/2036	270,400	270,449
Ginnie Mae I Pool 5.09% 7/15/2036	106,107	106,128
Ginnie Mae I Pool 5.09% 7/15/2036	81,793	81,809
Ginnie Mae I Pool 5.09% 7/15/2036	45,909	45,918
Ginnie Mae I Pool 5.09% 7/15/2036	194,765	194,802
Ginnie Mae I Pool 5.09% 8/15/2036	101,947	101,966
Ginnie Mae I Pool 5.09% 8/15/2036	102,063	102,083
Ginnie Mae I Pool 5.09% 8/15/2036	194,717	194,755
Ginnie Mae I Pool 5.09% 9/15/2036	151,022	151,052
Ginnie Mae I Pool 5.15% 2/15/2036	88,115	88,307
Ginnie Mae I Pool 5.2% 7/15/2036	44,375	44,538
Ginnie Mae I Pool 5.25% 4/15/2036	42,797	43,032
Ginnie Mae I Pool 5.25% 4/15/2037	15,325	15,361
Ginnie Mae I Pool 5.25% 5/15/2036	86,114	86,517
Ginnie Mae I Pool 5.35% 1/20/2030	125,045	125,656
Ginnie Mae I Pool 5.35% 1/20/2030	173,362	174,302
Ginnie Mae I Pool 5.35% 10/20/2029	122,509	123,174
Ginnie Mae I Pool 5.35% 10/20/2030	14,172	14,265
Ginnie Mae I Pool 5.35% 11/20/2029	294,431	295,975
Ginnie Mae I Pool 5.35% 11/20/2030	31,637	31,896
Ginnie Mae I Pool 5.35% 11/20/2030	49,842	50,175
Ginnie Mae I Pool 5.35% 12/20/2029	445,936	448,354
Ginnie Mae I Pool 5.35% 12/20/2030	37,530	37,822
Ginnie Mae I Pool 5.35% 12/20/2030	38,925	39,212
Ginnie Mae I Pool 5.35% 12/20/2030	44,998	45,292
Ginnie Mae I Pool 5.35% 3/20/2030	36,336	36,500
Ginnie Mae I Pool 5.35% 4/20/2029	94,093	94,553
Ginnie Mae I Pool 5.35% 4/20/2030	92,731	93,085
Ginnie Mae I Pool 5.35% 5/20/2029	60,817	61,039
Ginnie Mae I Pool 5.35% 5/20/2030	52,385	52,585
Ginnie Mae I Pool 5.35% 6/20/2029	210,091	211,117
Ginnie Mae I Pool 5.35% 6/20/2030	71,330	71,704
Ginnie Mae I Pool 5.35% 7/20/2029	132,176	132,728
Ginnie Mae I Pool 5.35% 7/20/2030	50,391	50,655
Ginnie Mae I Pool 5.35% 7/20/2030	129,961	130,736
Ginnie Mae I Pool 5.35% 8/20/2029	63,245	63,475
Ginnie Mae I Pool 5.35% 9/20/2029	86,697	87,090
Ginnie Mae I Pool 5.35% 9/20/2030	80,380	80,984
Ginnie Mae I Pool 5.39% 5/15/2036	41,716	42,154
Ginnie Mae I Pool 5.45% 2/15/2037	118,674	120,109
Ginnie Mae I Pool 5.45% 2/15/2037	263,996	267,285
Ginnie Mae I Pool 5.5% 1/15/2035	8,670	8,759
Ginnie Mae I Pool 5.5% 10/15/2032	101,734	102,568
Ginnie Mae I Pool 5.5% 10/15/2034	86,238	87,079
Ginnie Mae I Pool 5.5% 10/15/2038	401,920	406,821
Ginnie Mae I Pool 5.5% 11/15/2033	71,258	71,949
Ginnie Mae I Pool 5.5% 11/15/2034	4,935	4,930
Ginnie Mae I Pool 5.5% 12/15/2033	35,116	35,452
Ginnie Mae I Pool 5.5% 12/15/2034	612	618
Ginnie Mae I Pool 5.5% 2/15/2034	254	256
Ginnie Mae I Pool 5.5% 2/15/2034	3,950	3,989
Ginnie Mae I Pool 5.5% 2/15/2038	2,725	2,758
Ginnie Mae I Pool 5.5% 2/15/2039	98,459	99,637
Ginnie Mae I Pool 5.5% 3/15/2034	138,782	140,151
Ginnie Mae I Pool 5.5% 3/15/2035	35,818	36,194
Ginnie Mae I Pool 5.5% 3/15/2039	29,521	29,871
Ginnie Mae I Pool 5.5% 4/15/2033	24,296	24,520
Ginnie Mae I Pool 5.5% 4/15/2034	37,878	38,236
Ginnie Mae I Pool 5.5% 4/15/2034	8,668	8,754
Ginnie Mae I Pool 5.5% 4/15/2034	22,286	22,504
Ginnie Mae I Pool 5.5% 4/15/2034	100,923	101,913
Ginnie Mae I Pool 5.5% 4/15/2035	3,382	3,418
Ginnie Mae I Pool 5.5% 4/15/2038	6,736	6,816
Ginnie Mae I Pool 5.5% 5/15/2033	336,510	339,606
Ginnie Mae I Pool 5.5% 5/15/2034	157,729	159,239
Ginnie Mae I Pool 5.5% 6/15/2034	17,604	17,776
Ginnie Mae I Pool 5.5% 7/15/2033	3,737	3,772
Ginnie Mae I Pool 5.5% 7/15/2035	26,186	26,450
Ginnie Mae I Pool 5.5% 7/20/2040	669,645	680,765
Ginnie Mae I Pool 5.5% 9/15/2033	42,144	42,537
Ginnie Mae I Pool 5.5% 9/15/2038	48,545	49,140
Ginnie Mae I Pool 5.6% 11/15/2036	124,602	126,004
Ginnie Mae I Pool 5.75% 1/20/2040	255,292	261,039
Ginnie Mae I Pool 5.75% 1/20/2040	189,262	193,512
Ginnie Mae I Pool 5.75% 11/20/2039	127,300	129,861
Ginnie Mae I Pool 5.75% 11/20/2039	238,452	243,793
Ginnie Mae I Pool 5.75% 12/20/2039	92,788	94,898
Ginnie Mae I Pool 5.75% 12/20/2039	218,114	222,895
Ginnie Mae I Pool 5.75% 12/20/2039	83,664	85,508
Ginnie Mae I Pool 5.75% 12/20/2039	123,368	126,124
Ginnie Mae I Pool 5.75% 2/20/2040	194,430	198,762
Ginnie Mae I Pool 5.75% 2/20/2040	237,697	243,007
Ginnie Mae I Pool 5.75% 3/20/2040	136,362	139,485
Ginnie Mae I Pool 5.75% 3/20/2040	144,735	147,985
Ginnie Mae I Pool 5.75% 4/20/2040	81,213	82,907
Ginnie Mae I Pool 5.75% 4/20/2040	80,610	82,377
Ginnie Mae I Pool 5.75% 4/20/2040	132,159	135,179
Ginnie Mae I Pool 5.75% 4/20/2040	113,314	115,915
Ginnie Mae I Pool 5.75% 5/20/2040	74,972	76,685
Ginnie Mae I Pool 5.75% 6/20/2040	194,504	198,894
Ginnie Mae I Pool 5.75% 6/20/2040	104,367	106,699
Ginnie Mae I Pool 5.75% 6/20/2040	65,610	67,119
Ginnie Mae I Pool 5.75% 7/20/2040	137,465	140,552
Ginnie Mae I Pool 5.75% 7/20/2040	183,878	188,108
Ginnie Mae I Pool 5.75% 8/20/2040	590,067	603,417
Ginnie Mae I Pool 5.75% 8/20/2040	361,873	369,978
Ginnie Mae I Pool 5.75% 8/20/2040	402,143	411,352
Ginnie Mae I Pool 5.75% 9/20/2039	97,272	99,427
Ginnie Mae I Pool 5.75% 9/20/2040	310,017	317,048
Ginnie Mae I Pool 5.75% 9/20/2040	150,996	154,454
Ginnie Mae I Pool 5.75% 9/20/2040	94,243	96,309
Ginnie Mae I Pool 6% 1/15/2029	8,368	8,478
Ginnie Mae I Pool 6% 1/15/2029	4,560	4,620
Ginnie Mae I Pool 6% 1/15/2032	1,763	1,802
Ginnie Mae I Pool 6% 1/15/2033	131	134
Ginnie Mae I Pool 6% 1/15/2033	25,968	26,586
Ginnie Mae I Pool 6% 1/15/2033	47,957	49,105
Ginnie Mae I Pool 6% 1/15/2034	32,322	33,080
Ginnie Mae I Pool 6% 1/15/2034	21,794	22,342
Ginnie Mae I Pool 6% 10/15/2032	39,522	40,448
Ginnie Mae I Pool 6% 10/15/2033	5,472	5,572
Ginnie Mae I Pool 6% 10/15/2033	714,759	730,235
Ginnie Mae I Pool 6% 11/15/2033	118,427	121,299
Ginnie Mae I Pool 6% 11/15/2033	4,429	4,542
Ginnie Mae I Pool 6% 11/15/2036	130,219	134,042
Ginnie Mae I Pool 6% 12/15/2031	9,174	9,366
Ginnie Mae I Pool 6% 12/15/2031	38,906	39,698
Ginnie Mae I Pool 6% 12/15/2032	44,058	45,105
Ginnie Mae I Pool 6% 12/15/2033	84,955	86,900
Ginnie Mae I Pool 6% 12/15/2033	20,101	20,601
Ginnie Mae I Pool 6% 12/15/2033	1,774	1,817
Ginnie Mae I Pool 6% 12/15/2033	847	866
Ginnie Mae I Pool 6% 12/15/2033	2,073	2,124
Ginnie Mae I Pool 6% 12/15/2036	56,392	57,684
Ginnie Mae I Pool 6% 2/15/2031	20,935	21,314
Ginnie Mae I Pool 6% 2/15/2032	4,907	5,013
Ginnie Mae I Pool 6% 2/15/2032	14,837	15,161
Ginnie Mae I Pool 6% 2/15/2033	35,960	36,826
Ginnie Mae I Pool 6% 2/15/2037	24,562	25,275
Ginnie Mae I Pool 6% 3/15/2032	402	411
Ginnie Mae I Pool 6% 3/15/2032	1,268	1,295
Ginnie Mae I Pool 6% 3/15/2039	68,344	70,525
Ginnie Mae I Pool 6% 4/15/2029	92,396	93,663
Ginnie Mae I Pool 6% 4/15/2029	4,743	4,810
Ginnie Mae I Pool 6% 4/15/2031	1,550	1,581
Ginnie Mae I Pool 6% 4/15/2033	1,253	1,284
Ginnie Mae I Pool 6% 4/15/2034	66,999	68,624
Ginnie Mae I Pool 6% 4/15/2034	54,250	55,672
Ginnie Mae I Pool 6% 4/15/2034	23,002	23,563
Ginnie Mae I Pool 6% 5/15/2029	60	60
Ginnie Mae I Pool 6% 6/15/2032	1,158	1,184
Ginnie Mae I Pool 6% 6/15/2034	42,382	43,504
Ginnie Mae I Pool 6% 7/15/2029	384	389
Ginnie Mae I Pool 6% 7/15/2031	79,014	80,553
Ginnie Mae I Pool 6% 7/15/2033	441	450
Ginnie Mae I Pool 6% 7/15/2036	19,591	20,111
Ginnie Mae I Pool 6% 7/15/2036	61,555	63,151
Ginnie Mae I Pool 6% 8/15/2032	50,945	52,112
Ginnie Mae I Pool 6% 8/15/2033	322	324
Ginnie Mae I Pool 6% 9/15/2032	86,293	88,301
Ginnie Mae I Pool 6% 9/15/2033	44,817	45,843
Ginnie Mae I Pool 6.45% 1/15/2032	21,235	21,846
Ginnie Mae I Pool 6.45% 6/15/2032	36,514	37,687
Ginnie Mae I Pool 6.45% 8/15/2032	2,179	2,177
Ginnie Mae I Pool 6.5% 1/15/2026	863	862
Ginnie Mae I Pool 6.5% 1/15/2028	3,923	3,986
Ginnie Mae I Pool 6.5% 1/15/2039	12,799	13,217
Ginnie Mae I Pool 6.5% 1/15/2039	192,186	199,114
Ginnie Mae I Pool 6.5% 10/15/2028	5,510	5,598
Ginnie Mae I Pool 6.5% 10/15/2028	12,915	13,123
Ginnie Mae I Pool 6.5% 10/15/2028	2,774	2,818
Ginnie Mae I Pool 6.5% 10/15/2028	48,445	49,226
Ginnie Mae I Pool 6.5% 10/15/2037	446,427	461,707
Ginnie Mae I Pool 6.5% 11/15/2028	12,294	12,492
Ginnie Mae I Pool 6.5% 11/15/2028	3,149	3,200
Ginnie Mae I Pool 6.5% 11/15/2028	11,387	11,570
Ginnie Mae I Pool 6.5% 11/15/2028	26,814	27,245
Ginnie Mae I Pool 6.5% 11/15/2029	10,781	10,958
Ginnie Mae I Pool 6.5% 12/15/2025	1,150	1,149
Ginnie Mae I Pool 6.5% 12/15/2027	8,513	8,650
Ginnie Mae I Pool 6.5% 12/15/2027	14,203	14,432
Ginnie Mae I Pool 6.5% 12/15/2028	3,072	3,122
Ginnie Mae I Pool 6.5% 12/15/2028	171	174
Ginnie Mae I Pool 6.5% 12/15/2028	184	187
Ginnie Mae I Pool 6.5% 12/15/2034	320	329
Ginnie Mae I Pool 6.5% 12/15/2036	85,877	88,796
Ginnie Mae I Pool 6.5% 12/15/2038	70,735	73,264
Ginnie Mae I Pool 6.5% 12/15/2038	170,995	177,125
Ginnie Mae I Pool 6.5% 12/15/2038	342,044	353,751
Ginnie Mae I Pool 6.5% 12/15/2038	5,449	5,644
Ginnie Mae I Pool 6.5% 2/15/2026	2,383	2,382
Ginnie Mae I Pool 6.5% 2/15/2028	1,601	1,626
Ginnie Mae I Pool 6.5% 2/15/2029	234	234
Ginnie Mae I Pool 6.5% 3/15/2026	2,161	2,160
Ginnie Mae I Pool 6.5% 3/15/2026	686	697
Ginnie Mae I Pool 6.5% 3/15/2027	1,003	1,019
Ginnie Mae I Pool 6.5% 3/15/2028	3,987	4,051
Ginnie Mae I Pool 6.5% 4/15/2026	1,579	1,604
Ginnie Mae I Pool 6.5% 4/15/2026	1,250	1,250
Ginnie Mae I Pool 6.5% 4/15/2026	2,390	2,429
Ginnie Mae I Pool 6.5% 4/15/2026	672	683
Ginnie Mae I Pool 6.5% 4/15/2026	333	338
Ginnie Mae I Pool 6.5% 4/15/2026	290	294
Ginnie Mae I Pool 6.5% 4/15/2026	296	301
Ginnie Mae I Pool 6.5% 4/15/2027	8,742	8,883
Ginnie Mae I Pool 6.5% 4/15/2028	165	168
Ginnie Mae I Pool 6.5% 4/15/2029	1,349	1,371
Ginnie Mae I Pool 6.5% 5/15/2028	2,741	2,786
Ginnie Mae I Pool 6.5% 5/15/2029	3,886	3,949
Ginnie Mae I Pool 6.5% 5/15/2029	164	166
Ginnie Mae I Pool 6.5% 6/15/2026	836	836
Ginnie Mae I Pool 6.5% 6/15/2028	2,582	2,624
Ginnie Mae I Pool 6.5% 6/15/2029	2,452	2,491
Ginnie Mae I Pool 6.5% 6/15/2029	2,349	2,387
Ginnie Mae I Pool 6.5% 6/15/2037	112,191	115,497
Ginnie Mae I Pool 6.5% 6/15/2037	13,708	14,163
Ginnie Mae I Pool 6.5% 7/15/2026	13	12
Ginnie Mae I Pool 6.5% 7/15/2028	184	183
Ginnie Mae I Pool 6.5% 8/15/2026	3,250	3,303
Ginnie Mae I Pool 6.5% 8/15/2027	672	683
Ginnie Mae I Pool 6.5% 8/15/2028	995	1,011
Ginnie Mae I Pool 6.5% 8/15/2028	3,838	3,900
Ginnie Mae I Pool 6.5% 8/15/2035	4,308	4,383
Ginnie Mae I Pool 6.5% 8/15/2038	122,907	127,350
Ginnie Mae I Pool 6.5% 8/20/2032	3,689	3,773
Ginnie Mae I Pool 6.5% 8/20/2034	60,877	62,375
Ginnie Mae I Pool 6.5% 9/15/2027	1,011	1,027
Ginnie Mae I Pool 6.5% 9/15/2028	2,228	2,264
Ginnie Mae I Pool 6.5% 9/15/2028	2,145	2,180
Ginnie Mae I Pool 6.5% 9/15/2028	508	516
Ginnie Mae I Pool 6.5% 9/15/2028	817	831
Ginnie Mae I Pool 6.5% 9/15/2034	239	245
Ginnie Mae I Pool 6.5% 9/15/2038	4,108	4,251
Ginnie Mae I Pool 7% 1/15/2026	913	915
Ginnie Mae I Pool 7% 1/15/2026	104	104
Ginnie Mae I Pool 7% 1/15/2026	12	11
Ginnie Mae I Pool 7% 1/15/2026	10	9
Ginnie Mae I Pool 7% 1/15/2026	139	139
Ginnie Mae I Pool 7% 1/15/2026	37	38
Ginnie Mae I Pool 7% 1/15/2026	60	60
Ginnie Mae I Pool 7% 1/15/2027	86	87
Ginnie Mae I Pool 7% 1/15/2027	14,382	14,451
Ginnie Mae I Pool 7% 1/15/2028	151	152
Ginnie Mae I Pool 7% 1/15/2028	919	929
Ginnie Mae I Pool 7% 1/15/2028	410	415
Ginnie Mae I Pool 7% 1/15/2028	2,118	2,137
Ginnie Mae I Pool 7% 1/15/2028	2,701	2,733
Ginnie Mae I Pool 7% 1/15/2028	3,803	3,850
Ginnie Mae I Pool 7% 1/15/2028	951	962
Ginnie Mae I Pool 7% 1/15/2028	11,656	11,800
Ginnie Mae I Pool 7% 1/15/2028	940	947
Ginnie Mae I Pool 7% 1/15/2028	3,906	3,954
Ginnie Mae I Pool 7% 1/15/2028	266	269
Ginnie Mae I Pool 7% 1/15/2028	763	772
Ginnie Mae I Pool 7% 1/15/2028	68	69
Ginnie Mae I Pool 7% 1/15/2028	858	869
Ginnie Mae I Pool 7% 1/15/2028	998	1,009
Ginnie Mae I Pool 7% 1/15/2028	408	413
Ginnie Mae I Pool 7% 1/15/2028	855	863
Ginnie Mae I Pool 7% 1/15/2029	1,256	1,276
Ginnie Mae I Pool 7% 1/15/2029	2,615	2,642
Ginnie Mae I Pool 7% 1/15/2029	8,434	8,571
Ginnie Mae I Pool 7% 1/15/2030	1,011	1,031
Ginnie Mae I Pool 7% 1/15/2030	1,993	2,033
Ginnie Mae I Pool 7% 1/15/2031	649	664
Ginnie Mae I Pool 7% 1/15/2032	1,868	1,906
Ginnie Mae I Pool 7% 1/15/2032	10,817	11,096
Ginnie Mae I Pool 7% 10/15/2025	540	541
Ginnie Mae I Pool 7% 10/15/2027	692	700
Ginnie Mae I Pool 7% 10/15/2027	24	23
Ginnie Mae I Pool 7% 10/15/2027	900	903
Ginnie Mae I Pool 7% 10/15/2027	2,671	2,693
Ginnie Mae I Pool 7% 10/15/2027	894	904
Ginnie Mae I Pool 7% 10/15/2027	35,243	35,536
Ginnie Mae I Pool 7% 10/15/2028	372	378
Ginnie Mae I Pool 7% 10/15/2028	4,617	4,687
Ginnie Mae I Pool 7% 10/15/2028	582	586
Ginnie Mae I Pool 7% 10/15/2028	1,200	1,215
Ginnie Mae I Pool 7% 10/15/2028	11,567	11,738
Ginnie Mae I Pool 7% 10/15/2028	5,045	5,122
Ginnie Mae I Pool 7% 10/15/2028	979	988
Ginnie Mae I Pool 7% 10/15/2028	1,357	1,372
Ginnie Mae I Pool 7% 10/15/2028	2,173	2,204
Ginnie Mae I Pool 7% 10/15/2028	551	556
Ginnie Mae I Pool 7% 10/15/2028	8,343	8,473
Ginnie Mae I Pool 7% 10/15/2030	1,018	1,040
Ginnie Mae I Pool 7% 10/15/2031	420	427
Ginnie Mae I Pool 7% 10/15/2031	5,751	5,893
Ginnie Mae I Pool 7% 10/15/2031	1,644	1,684
Ginnie Mae I Pool 7% 11/15/2025	404	405
Ginnie Mae I Pool 7% 11/15/2025	176	177
Ginnie Mae I Pool 7% 11/15/2025	292	292
Ginnie Mae I Pool 7% 11/15/2025	1,936	1,938
Ginnie Mae I Pool 7% 11/15/2025	256	256
Ginnie Mae I Pool 7% 11/15/2025	80	80
Ginnie Mae I Pool 7% 11/15/2025	354	354
Ginnie Mae I Pool 7% 11/15/2026	80	81
Ginnie Mae I Pool 7% 11/15/2026	22	21
Ginnie Mae I Pool 7% 11/15/2026	13	12
Ginnie Mae I Pool 7% 11/15/2027	12,246	12,362
Ginnie Mae I Pool 7% 11/15/2027	1,351	1,357
Ginnie Mae I Pool 7% 11/15/2027	717	723
Ginnie Mae I Pool 7% 11/15/2027	45	45
Ginnie Mae I Pool 7% 11/15/2027	1,310	1,325
Ginnie Mae I Pool 7% 11/15/2028	87	89
Ginnie Mae I Pool 7% 11/15/2028	1,433	1,454
Ginnie Mae I Pool 7% 11/15/2028	1,248	1,268
Ginnie Mae I Pool 7% 11/15/2028	1,058	1,069
Ginnie Mae I Pool 7% 11/15/2028	3,345	3,387
Ginnie Mae I Pool 7% 11/15/2031	146	150
Ginnie Mae I Pool 7% 12/15/2025	501	502
Ginnie Mae I Pool 7% 12/15/2025	856	857
Ginnie Mae I Pool 7% 12/15/2025	1,120	1,122
Ginnie Mae I Pool 7% 12/15/2025	986	988
Ginnie Mae I Pool 7% 12/15/2025	221	222
Ginnie Mae I Pool 7% 12/15/2025	391	391
Ginnie Mae I Pool 7% 12/15/2025	95	95
Ginnie Mae I Pool 7% 12/15/2025	338	338
Ginnie Mae I Pool 7% 12/15/2026	2,236	2,248
Ginnie Mae I Pool 7% 12/15/2026	51	51
Ginnie Mae I Pool 7% 12/15/2026	29	29
Ginnie Mae I Pool 7% 12/15/2027	150	152
Ginnie Mae I Pool 7% 12/15/2027	873	883
Ginnie Mae I Pool 7% 12/15/2027	748	756
Ginnie Mae I Pool 7% 12/15/2027	2,447	2,473
Ginnie Mae I Pool 7% 12/15/2028	1,000	1,016
Ginnie Mae I Pool 7% 12/15/2028	716	727
Ginnie Mae I Pool 7% 12/15/2028	2,978	3,003
Ginnie Mae I Pool 7% 12/15/2028	1,817	1,833
Ginnie Mae I Pool 7% 12/15/2028	908	922
Ginnie Mae I Pool 7% 12/15/2028	5,793	5,881
Ginnie Mae I Pool 7% 12/15/2028	508	516
Ginnie Mae I Pool 7% 12/15/2028	1,132	1,146
Ginnie Mae I Pool 7% 12/15/2028	3,626	3,670
Ginnie Mae I Pool 7% 12/15/2029	3,757	3,828
Ginnie Mae I Pool 7% 12/15/2030	7,310	7,478
Ginnie Mae I Pool 7% 12/15/2030	219	224
Ginnie Mae I Pool 7% 12/15/2031	2,221	2,274
Ginnie Mae I Pool 7% 12/15/2031	2,868	2,941
Ginnie Mae I Pool 7% 12/15/2031	4,235	4,338
Ginnie Mae I Pool 7% 12/15/2031	618	633
Ginnie Mae I Pool 7% 2/15/2026	31	31
Ginnie Mae I Pool 7% 2/15/2026	63	63
Ginnie Mae I Pool 7% 2/15/2026	59	59
Ginnie Mae I Pool 7% 2/15/2026	2,859	2,862
Ginnie Mae I Pool 7% 2/15/2026	148	148
Ginnie Mae I Pool 7% 2/15/2026	16	15
Ginnie Mae I Pool 7% 2/15/2027	181	182
Ginnie Mae I Pool 7% 2/15/2028	513	516
Ginnie Mae I Pool 7% 2/15/2028	727	735
Ginnie Mae I Pool 7% 2/15/2028	1,650	1,667
Ginnie Mae I Pool 7% 2/15/2028	74	75
Ginnie Mae I Pool 7% 2/15/2028	797	803
Ginnie Mae I Pool 7% 2/15/2028	1,274	1,287
Ginnie Mae I Pool 7% 2/15/2028	1,082	1,094
Ginnie Mae I Pool 7% 2/15/2028	4	3
Ginnie Mae I Pool 7% 2/15/2028	8,685	8,770
Ginnie Mae I Pool 7% 2/15/2028	544	550
Ginnie Mae I Pool 7% 2/15/2028	251	254
Ginnie Mae I Pool 7% 2/15/2028	641	647
Ginnie Mae I Pool 7% 2/15/2028	982	993
Ginnie Mae I Pool 7% 2/15/2028	3,106	3,138
Ginnie Mae I Pool 7% 2/15/2028	2,886	2,920
Ginnie Mae I Pool 7% 2/15/2028	1,533	1,549
Ginnie Mae I Pool 7% 2/15/2029	1,148	1,167
Ginnie Mae I Pool 7% 2/15/2029	3,895	3,959
Ginnie Mae I Pool 7% 2/15/2029	360	365
Ginnie Mae I Pool 7% 2/15/2032	1,085	1,112
Ginnie Mae I Pool 7% 2/15/2032	2,554	2,615
Ginnie Mae I Pool 7% 3/15/2026	180	180
Ginnie Mae I Pool 7% 3/15/2026	114	114
Ginnie Mae I Pool 7% 3/15/2026	14	13
Ginnie Mae I Pool 7% 3/15/2026	3	2
Ginnie Mae I Pool 7% 3/15/2026	239	240
Ginnie Mae I Pool 7% 3/15/2027	653	657
Ginnie Mae I Pool 7% 3/15/2028	2,534	2,562
Ginnie Mae I Pool 7% 3/15/2028	2,196	2,224
Ginnie Mae I Pool 7% 3/15/2028	1,954	1,972
Ginnie Mae I Pool 7% 3/15/2028	366	371
Ginnie Mae I Pool 7% 3/15/2028	1,879	1,902
Ginnie Mae I Pool 7% 3/15/2028	1,046	1,060
Ginnie Mae I Pool 7% 3/15/2028	1,188	1,199
Ginnie Mae I Pool 7% 3/15/2028	831	840
Ginnie Mae I Pool 7% 3/15/2028	467	473
Ginnie Mae I Pool 7% 3/15/2028	4,435	4,493
Ginnie Mae I Pool 7% 3/15/2028	613	619
Ginnie Mae I Pool 7% 3/15/2028	1,935	1,958
Ginnie Mae I Pool 7% 3/15/2029	1,444	1,456
Ginnie Mae I Pool 7% 3/15/2029	494	501
Ginnie Mae I Pool 7% 3/15/2029	9,123	9,229
Ginnie Mae I Pool 7% 3/15/2031	437	445
Ginnie Mae I Pool 7% 3/15/2031	3,776	3,861
Ginnie Mae I Pool 7% 3/15/2032	1,386	1,420
Ginnie Mae I Pool 7% 3/15/2032	10,297	10,457
Ginnie Mae I Pool 7% 4/15/2026	96	96
Ginnie Mae I Pool 7% 4/15/2026	347	347
Ginnie Mae I Pool 7% 4/15/2026	279	280
Ginnie Mae I Pool 7% 4/15/2026	109	109
Ginnie Mae I Pool 7% 4/15/2026	420	421
Ginnie Mae I Pool 7% 4/15/2028	1,194	1,210
Ginnie Mae I Pool 7% 4/15/2028	1,490	1,509
Ginnie Mae I Pool 7% 4/15/2028	5,180	5,242
Ginnie Mae I Pool 7% 4/15/2028	375	378
Ginnie Mae I Pool 7% 4/15/2028	913	923
Ginnie Mae I Pool 7% 4/15/2028	3,017	3,054
Ginnie Mae I Pool 7% 4/15/2028	645	654
Ginnie Mae I Pool 7% 4/15/2028	1,882	1,904
Ginnie Mae I Pool 7% 4/15/2028	1,420	1,439
Ginnie Mae I Pool 7% 4/15/2028	1,764	1,785
Ginnie Mae I Pool 7% 4/15/2028	923	935
Ginnie Mae I Pool 7% 4/15/2028	637	644
Ginnie Mae I Pool 7% 4/15/2028	4,553	4,598
Ginnie Mae I Pool 7% 4/15/2028	2,062	2,090
Ginnie Mae I Pool 7% 4/15/2028	919	930
Ginnie Mae I Pool 7% 4/15/2028	321	324
Ginnie Mae I Pool 7% 4/15/2028	5,139	5,193
Ginnie Mae I Pool 7% 4/15/2028	6,184	6,264
Ginnie Mae I Pool 7% 4/15/2028	441	444
Ginnie Mae I Pool 7% 4/15/2029	4,558	4,630
Ginnie Mae I Pool 7% 4/15/2029	2,600	2,639
Ginnie Mae I Pool 7% 4/15/2030	19,557	19,943
Ginnie Mae I Pool 7% 4/15/2030	1,819	1,856
Ginnie Mae I Pool 7% 4/15/2031	2,312	2,366
Ginnie Mae I Pool 7% 4/15/2031	537	549
Ginnie Mae I Pool 7% 4/15/2031	15,702	16,063
Ginnie Mae I Pool 7% 4/15/2031	65	66
Ginnie Mae I Pool 7% 4/15/2032	265	271
Ginnie Mae I Pool 7% 4/15/2032	52	53
Ginnie Mae I Pool 7% 4/15/2032	16,938	17,373
Ginnie Mae I Pool 7% 4/20/2032	218,187	224,606
Ginnie Mae I Pool 7% 5/15/2026	427	429
Ginnie Mae I Pool 7% 5/15/2026	44	45
Ginnie Mae I Pool 7% 5/15/2026	150	150
Ginnie Mae I Pool 7% 5/15/2026	40	40
Ginnie Mae I Pool 7% 5/15/2026	23	22
Ginnie Mae I Pool 7% 5/15/2026	483	484
Ginnie Mae I Pool 7% 5/15/2027	556	559
Ginnie Mae I Pool 7% 5/15/2027	2,260	2,272
Ginnie Mae I Pool 7% 5/15/2028	2,490	2,517
Ginnie Mae I Pool 7% 5/15/2028	691	699
Ginnie Mae I Pool 7% 5/15/2028	763	773
Ginnie Mae I Pool 7% 5/15/2028	37	38
Ginnie Mae I Pool 7% 5/15/2028	295	299
Ginnie Mae I Pool 7% 5/15/2028	663	667
Ginnie Mae I Pool 7% 5/15/2028	1,015	1,027
Ginnie Mae I Pool 7% 5/15/2028	633	640
Ginnie Mae I Pool 7% 5/15/2028	1,116	1,130
Ginnie Mae I Pool 7% 5/15/2028	6,257	6,343
Ginnie Mae I Pool 7% 5/15/2028	1,585	1,606
Ginnie Mae I Pool 7% 5/15/2029	7,449	7,575
Ginnie Mae I Pool 7% 5/15/2031	481	492
Ginnie Mae I Pool 7% 5/15/2031	4,706	4,811
Ginnie Mae I Pool 7% 5/15/2032	9,033	9,224
Ginnie Mae I Pool 7% 5/15/2032	152	156
Ginnie Mae I Pool 7% 5/15/2032	84,820	86,748
Ginnie Mae I Pool 7% 6/15/2026	105	105
Ginnie Mae I Pool 7% 6/15/2026	645	648
Ginnie Mae I Pool 7% 6/15/2027	648	651
Ginnie Mae I Pool 7% 6/15/2028	8,030	8,140
Ginnie Mae I Pool 7% 6/15/2028	1,914	1,940
Ginnie Mae I Pool 7% 6/15/2028	743	752
Ginnie Mae I Pool 7% 6/15/2028	399	404
Ginnie Mae I Pool 7% 6/15/2028	442	448
Ginnie Mae I Pool 7% 6/15/2028	1,539	1,543
Ginnie Mae I Pool 7% 6/15/2028	763	772
Ginnie Mae I Pool 7% 6/15/2028	630	638
Ginnie Mae I Pool 7% 6/15/2028	1,392	1,408
Ginnie Mae I Pool 7% 6/15/2028	192	194
Ginnie Mae I Pool 7% 6/15/2028	265	265
Ginnie Mae I Pool 7% 6/15/2028	678	688
Ginnie Mae I Pool 7% 6/15/2028	1,575	1,596
Ginnie Mae I Pool 7% 6/15/2028	1,242	1,257
Ginnie Mae I Pool 7% 6/15/2028	3,599	3,642
Ginnie Mae I Pool 7% 6/15/2028	1,798	1,821
Ginnie Mae I Pool 7% 6/15/2028	836	846
Ginnie Mae I Pool 7% 6/15/2028	1,116	1,131
Ginnie Mae I Pool 7% 6/15/2028	130	131
Ginnie Mae I Pool 7% 6/15/2028	1,307	1,315
Ginnie Mae I Pool 7% 6/15/2028	1,349	1,368
Ginnie Mae I Pool 7% 6/15/2028	2,665	2,701
Ginnie Mae I Pool 7% 6/15/2028	1,741	1,764
Ginnie Mae I Pool 7% 6/15/2028	393	397
Ginnie Mae I Pool 7% 6/15/2028	2,619	2,637
Ginnie Mae I Pool 7% 6/15/2028	1,350	1,368
Ginnie Mae I Pool 7% 6/15/2028	1,179	1,184
Ginnie Mae I Pool 7% 6/15/2029	70	71
Ginnie Mae I Pool 7% 6/15/2029	4,330	4,408
Ginnie Mae I Pool 7% 6/15/2029	1,769	1,780
Ginnie Mae I Pool 7% 6/15/2029	35	35
Ginnie Mae I Pool 7% 6/15/2029	53	54
Ginnie Mae I Pool 7% 6/15/2029	3,559	3,616
Ginnie Mae I Pool 7% 6/15/2030	1,707	1,723
Ginnie Mae I Pool 7% 6/15/2030	135	138
Ginnie Mae I Pool 7% 6/15/2031	4,831	4,949
Ginnie Mae I Pool 7% 6/15/2031	15,511	15,839
Ginnie Mae I Pool 7% 6/15/2032	44,189	44,937
Ginnie Mae I Pool 7% 6/15/2032	1,100	1,130
Ginnie Mae I Pool 7% 6/15/2032	9,135	9,382
Ginnie Mae I Pool 7% 6/15/2032	24,461	25,118
Ginnie Mae I Pool 7% 6/15/2032	8,489	8,721
Ginnie Mae I Pool 7% 6/15/2032	15,516	15,929
Ginnie Mae I Pool 7% 6/15/2032	40,819	41,839
Ginnie Mae I Pool 7% 7/15/2026	726	728
Ginnie Mae I Pool 7% 7/15/2028	1,645	1,666
Ginnie Mae I Pool 7% 7/15/2028	5,335	5,395
Ginnie Mae I Pool 7% 7/15/2028	50	50
Ginnie Mae I Pool 7% 7/15/2028	1,540	1,556
Ginnie Mae I Pool 7% 7/15/2028	554	560
Ginnie Mae I Pool 7% 7/15/2028	2,721	2,756
Ginnie Mae I Pool 7% 7/15/2028	123	125
Ginnie Mae I Pool 7% 7/15/2028	430	434
Ginnie Mae I Pool 7% 7/15/2028	1,496	1,507
Ginnie Mae I Pool 7% 7/15/2028	558	566
Ginnie Mae I Pool 7% 7/15/2028	2,178	2,206
Ginnie Mae I Pool 7% 7/15/2028	3,308	3,356
Ginnie Mae I Pool 7% 7/15/2028	5,468	5,545
Ginnie Mae I Pool 7% 7/15/2028	3,714	3,741
Ginnie Mae I Pool 7% 7/15/2028	1,131	1,146
Ginnie Mae I Pool 7% 7/15/2028	990	994
Ginnie Mae I Pool 7% 7/15/2028	289	291
Ginnie Mae I Pool 7% 7/15/2028	1,396	1,416
Ginnie Mae I Pool 7% 7/15/2028	2,741	2,778
Ginnie Mae I Pool 7% 7/15/2028	5,933	6,015
Ginnie Mae I Pool 7% 7/15/2028	550	558
Ginnie Mae I Pool 7% 7/15/2028	3,582	3,612
Ginnie Mae I Pool 7% 7/15/2029	5,187	5,280
Ginnie Mae I Pool 7% 7/15/2029	262	267
Ginnie Mae I Pool 7% 7/15/2029	540	549
Ginnie Mae I Pool 7% 7/15/2029	267	271
Ginnie Mae I Pool 7% 7/15/2030	1,579	1,604
Ginnie Mae I Pool 7% 7/15/2031	2,066	2,115
Ginnie Mae I Pool 7% 7/15/2031	5,401	5,535
Ginnie Mae I Pool 7% 7/15/2031	1,276	1,302
Ginnie Mae I Pool 7% 7/15/2032	42,173	43,326
Ginnie Mae I Pool 7% 7/15/2032	7,827	8,036
Ginnie Mae I Pool 7% 7/15/2032	2,576	2,640
Ginnie Mae I Pool 7% 7/15/2032	29,717	30,466
Ginnie Mae I Pool 7% 7/15/2032	6,057	6,223
Ginnie Mae I Pool 7% 7/15/2032	3,364	3,452
Ginnie Mae I Pool 7% 7/15/2032	341	349
Ginnie Mae I Pool 7% 7/20/2032	159,873	164,363
Ginnie Mae I Pool 7% 8/15/2025	209	208
Ginnie Mae I Pool 7% 8/15/2025	434	434
Ginnie Mae I Pool 7% 8/15/2025	61	61
Ginnie Mae I Pool 7% 8/15/2025	13	12
Ginnie Mae I Pool 7% 8/15/2025	137	137
Ginnie Mae I Pool 7% 8/15/2025	66	66
Ginnie Mae I Pool 7% 8/15/2027	385	388
Ginnie Mae I Pool 7% 8/15/2027	19,778	19,882
Ginnie Mae I Pool 7% 8/15/2027	1,332	1,340
Ginnie Mae I Pool 7% 8/15/2028	1,797	1,820
Ginnie Mae I Pool 7% 8/15/2028	9,819	9,958
Ginnie Mae I Pool 7% 8/15/2028	948	954
Ginnie Mae I Pool 7% 8/15/2028	244	247
Ginnie Mae I Pool 7% 8/15/2028	5,717	5,792
Ginnie Mae I Pool 7% 8/15/2028	972	984
Ginnie Mae I Pool 7% 8/15/2028	1,015	1,029
Ginnie Mae I Pool 7% 8/15/2028	533	539
Ginnie Mae I Pool 7% 8/15/2028	1,305	1,323
Ginnie Mae I Pool 7% 8/15/2028	426	430
Ginnie Mae I Pool 7% 8/15/2028	1,009	1,023
Ginnie Mae I Pool 7% 8/15/2028	351	354
Ginnie Mae I Pool 7% 8/15/2028	6,846	6,928
Ginnie Mae I Pool 7% 8/15/2028	377	382
Ginnie Mae I Pool 7% 8/15/2028	593	594
Ginnie Mae I Pool 7% 8/15/2028	2,336	2,363
Ginnie Mae I Pool 7% 8/15/2028	1,580	1,599
Ginnie Mae I Pool 7% 8/15/2028	1,599	1,621
Ginnie Mae I Pool 7% 8/15/2029	5,506	5,610
Ginnie Mae I Pool 7% 8/15/2029	545	555
Ginnie Mae I Pool 7% 8/15/2029	68	68
Ginnie Mae I Pool 7% 8/15/2031	13,740	14,074
Ginnie Mae I Pool 7% 8/15/2031	1,685	1,727
Ginnie Mae I Pool 7% 8/15/2031	983	1,007
Ginnie Mae I Pool 7% 8/15/2031	361	360
Ginnie Mae I Pool 7% 8/15/2031	580	594
Ginnie Mae I Pool 7% 8/15/2031	39,052	40,028
Ginnie Mae I Pool 7% 8/15/2032	915	924
Ginnie Mae I Pool 7% 8/15/2032	8,364	8,571
Ginnie Mae I Pool 7% 8/15/2032	5,520	5,658
Ginnie Mae I Pool 7% 9/15/2025	526	525
Ginnie Mae I Pool 7% 9/15/2025	177	177
Ginnie Mae I Pool 7% 9/15/2025	167	167
Ginnie Mae I Pool 7% 9/15/2025	54	54
Ginnie Mae I Pool 7% 9/15/2025	1,026	1,027
Ginnie Mae I Pool 7% 9/15/2025	1,831	1,830
Ginnie Mae I Pool 7% 9/15/2027	23	22
Ginnie Mae I Pool 7% 9/15/2028	377	383
Ginnie Mae I Pool 7% 9/15/2028	506	513
Ginnie Mae I Pool 7% 9/15/2028	2,212	2,230
Ginnie Mae I Pool 7% 9/15/2028	4,814	4,877
Ginnie Mae I Pool 7% 9/15/2028	2,539	2,569
Ginnie Mae I Pool 7% 9/15/2028	1,040	1,053
Ginnie Mae I Pool 7% 9/15/2028	2,044	2,062
Ginnie Mae I Pool 7% 9/15/2028	3,271	3,317
Ginnie Mae I Pool 7% 9/15/2028	672	682
Ginnie Mae I Pool 7% 9/15/2029	345	351
Ginnie Mae I Pool 7% 9/15/2031	2,908	2,966
Ginnie Mae I Pool 7.25% 9/15/2027	2,889	2,923
Ginnie Mae I Pool 7.25% 9/15/2027	9,868	9,955
Ginnie Mae I Pool 7.395% 12/20/2026	18,084	18,263
Ginnie Mae I Pool 7.395% 2/20/2027	6,288	6,354
Ginnie Mae I Pool 7.395% 7/20/2025	2,371	2,372
Ginnie Mae I Pool 7.395% 9/20/2026	9,613	9,696
Ginnie Mae I Pool 7.5% 1/15/2026	771	775
Ginnie Mae I Pool 7.5% 1/15/2026	866	870
Ginnie Mae I Pool 7.5% 1/15/2026	8,666	8,720
Ginnie Mae I Pool 7.5% 1/15/2027	7,866	7,953
Ginnie Mae I Pool 7.5% 1/15/2027	5,956	6,009
Ginnie Mae I Pool 7.5% 1/15/2028	8,237	8,367
Ginnie Mae I Pool 7.5% 1/15/2028	3,017	3,082
Ginnie Mae I Pool 7.5% 1/15/2029	3,720	3,808
Ginnie Mae I Pool 7.5% 1/15/2029	1,718	1,742
Ginnie Mae I Pool 7.5% 1/15/2031	9,937	10,307
Ginnie Mae I Pool 7.5% 1/15/2031	6,084	6,316
Ginnie Mae I Pool 7.5% 10/15/2025	77	77
Ginnie Mae I Pool 7.5% 10/15/2025	1,065	1,068
Ginnie Mae I Pool 7.5% 10/15/2025	70	70
Ginnie Mae I Pool 7.5% 10/15/2027	2,106	2,147
Ginnie Mae I Pool 7.5% 10/15/2028	241	246
Ginnie Mae I Pool 7.5% 10/15/2028	78	78
Ginnie Mae I Pool 7.5% 10/15/2028	8,740	8,915
Ginnie Mae I Pool 7.5% 10/15/2028	14,807	15,205
Ginnie Mae I Pool 7.5% 10/15/2028	441	448
Ginnie Mae I Pool 7.5% 10/15/2029	1,983	2,033
Ginnie Mae I Pool 7.5% 10/15/2029	475	491
Ginnie Mae I Pool 7.5% 10/15/2029	39	41
Ginnie Mae I Pool 7.5% 10/15/2029	39	39
Ginnie Mae I Pool 7.5% 10/15/2029	731	754
Ginnie Mae I Pool 7.5% 10/15/2030	9,737	10,041
Ginnie Mae I Pool 7.5% 10/15/2030	6,012	6,209
Ginnie Mae I Pool 7.5% 10/15/2031	2,297	2,390
Ginnie Mae I Pool 7.5% 10/15/2031	45,009	46,814
Ginnie Mae I Pool 7.5% 11/15/2025	1,557	1,564
Ginnie Mae I Pool 7.5% 11/15/2025	1,212	1,215
Ginnie Mae I Pool 7.5% 11/15/2025	159	160
Ginnie Mae I Pool 7.5% 11/15/2025	309	310
Ginnie Mae I Pool 7.5% 11/15/2025	478	480
Ginnie Mae I Pool 7.5% 11/15/2025	536	539
Ginnie Mae I Pool 7.5% 11/15/2025	227	228
Ginnie Mae I Pool 7.5% 11/15/2025	649	652
Ginnie Mae I Pool 7.5% 11/15/2027	396	402
Ginnie Mae I Pool 7.5% 11/15/2027	677	688
Ginnie Mae I Pool 7.5% 11/15/2027	2,491	2,529
Ginnie Mae I Pool 7.5% 11/15/2027	259	265
Ginnie Mae I Pool 7.5% 11/15/2028	2,242	2,270
Ginnie Mae I Pool 7.5% 11/15/2029	38,024	39,211
Ginnie Mae I Pool 7.5% 11/15/2029	309	320
Ginnie Mae I Pool 7.5% 11/15/2029	879	908
Ginnie Mae I Pool 7.5% 11/15/2029	843	871
Ginnie Mae I Pool 7.5% 11/15/2029	811	833
Ginnie Mae I Pool 7.5% 11/15/2029	4,525	4,656
Ginnie Mae I Pool 7.5% 11/15/2029	11,680	12,069
Ginnie Mae I Pool 7.5% 11/15/2029	16,913	17,468
Ginnie Mae I Pool 7.5% 11/15/2030	18,824	19,524
Ginnie Mae I Pool 7.5% 11/15/2030	5,202	5,386
Ginnie Mae I Pool 7.5% 12/15/2025	102	102
Ginnie Mae I Pool 7.5% 12/15/2025	652	655
Ginnie Mae I Pool 7.5% 12/15/2025	82	82
Ginnie Mae I Pool 7.5% 12/15/2025	105	105
Ginnie Mae I Pool 7.5% 12/15/2026	2,870	2,897
Ginnie Mae I Pool 7.5% 12/15/2027	817	830
Ginnie Mae I Pool 7.5% 12/15/2027	9,391	9,546
Ginnie Mae I Pool 7.5% 12/15/2028	547	556
Ginnie Mae I Pool 7.5% 12/15/2028	441	450
Ginnie Mae I Pool 7.5% 12/15/2029	15,125	15,621
Ginnie Mae I Pool 7.5% 12/15/2029	7,316	7,548
Ginnie Mae I Pool 7.5% 12/15/2029	34,233	35,266
Ginnie Mae I Pool 7.5% 12/15/2029	92	95
Ginnie Mae I Pool 7.5% 12/15/2029	496	513
Ginnie Mae I Pool 7.5% 12/15/2029	8,300	8,495
Ginnie Mae I Pool 7.5% 12/15/2029	31,666	32,570
Ginnie Mae I Pool 7.5% 12/15/2030	11,004	11,418
Ginnie Mae I Pool 7.5% 12/15/2030	852	885
Ginnie Mae I Pool 7.5% 12/15/2030	64,291	66,429
Ginnie Mae I Pool 7.5% 12/15/2030	8,603	8,908
Ginnie Mae I Pool 7.5% 2/15/2028	616	626
Ginnie Mae I Pool 7.5% 2/15/2029	19	18
Ginnie Mae I Pool 7.5% 2/15/2029	2,845	2,928
Ginnie Mae I Pool 7.5% 2/15/2029	7,147	7,260
Ginnie Mae I Pool 7.5% 2/15/2032	68,084	70,703
Ginnie Mae I Pool 7.5% 2/15/2032	11,617	12,127
Ginnie Mae I Pool 7.5% 2/15/2032	4,312	4,498
Ginnie Mae I Pool 7.5% 3/15/2026	2,532	2,546
Ginnie Mae I Pool 7.5% 3/15/2026	2,629	2,641
Ginnie Mae I Pool 7.5% 3/15/2028	299	303
Ginnie Mae I Pool 7.5% 3/15/2030	7,862	8,130
Ginnie Mae I Pool 7.5% 3/15/2031	28,407	29,545
Ginnie Mae I Pool 7.5% 3/15/2031	52,112	54,159
Ginnie Mae I Pool 7.5% 3/15/2031	13,420	13,958
Ginnie Mae I Pool 7.5% 3/15/2032	5,896	6,074
Ginnie Mae I Pool 7.5% 3/15/2032	3,637	3,792
Ginnie Mae I Pool 7.5% 3/15/2032	5,464	5,702
Ginnie Mae I Pool 7.5% 3/15/2032	32,909	34,147
Ginnie Mae I Pool 7.5% 4/15/2026	2,133	2,152
Ginnie Mae I Pool 7.5% 4/15/2026	1,021	1,027
Ginnie Mae I Pool 7.5% 4/15/2027	1,507	1,533
Ginnie Mae I Pool 7.5% 4/15/2027	3,706	3,760
Ginnie Mae I Pool 7.5% 4/15/2029	775	787
Ginnie Mae I Pool 7.5% 4/15/2029	2,004	2,049
Ginnie Mae I Pool 7.5% 4/15/2029	1,520	1,564
Ginnie Mae I Pool 7.5% 5/15/2026	1,703	1,717
Ginnie Mae I Pool 7.5% 5/15/2027	1,150	1,169
Ginnie Mae I Pool 7.5% 5/15/2027	5,782	5,834
Ginnie Mae I Pool 7.5% 5/15/2027	1,605	1,608
Ginnie Mae I Pool 7.5% 5/15/2029	2,185	2,186
Ginnie Mae I Pool 7.5% 5/15/2029	78	79
Ginnie Mae I Pool 7.5% 5/15/2029	2,375	2,382
Ginnie Mae I Pool 7.5% 5/15/2031	62,847	65,077
Ginnie Mae I Pool 7.5% 5/15/2032	33,790	35,185
Ginnie Mae I Pool 7.5% 5/15/2032	1,426	1,459
Ginnie Mae I Pool 7.5% 5/15/2032	25,545	26,428
Ginnie Mae I Pool 7.5% 5/15/2032	1,497	1,557
Ginnie Mae I Pool 7.5% 5/15/2032	11,717	12,158
Ginnie Mae I Pool 7.5% 5/15/2032	46,061	48,033
Ginnie Mae I Pool 7.5% 6/15/2026	3,709	3,739
Ginnie Mae I Pool 7.5% 6/15/2027	1,301	1,305
Ginnie Mae I Pool 7.5% 6/15/2027	3,385	3,445
Ginnie Mae I Pool 7.5% 6/15/2027	2,695	2,739
Ginnie Mae I Pool 7.5% 6/15/2027	2,225	2,257
Ginnie Mae I Pool 7.5% 6/15/2028	116	119
Ginnie Mae I Pool 7.5% 6/15/2029	672	673
Ginnie Mae I Pool 7.5% 6/15/2029	80	81
Ginnie Mae I Pool 7.5% 6/15/2029	3,952	3,963
Ginnie Mae I Pool 7.5% 6/15/2029	289	295
Ginnie Mae I Pool 7.5% 6/15/2029	1,035	1,059
Ginnie Mae I Pool 7.5% 6/15/2031	36,237	37,645
Ginnie Mae I Pool 7.5% 7/15/2026	977	986
Ginnie Mae I Pool 7.5% 7/15/2026	1,305	1,314
Ginnie Mae I Pool 7.5% 7/15/2027	6,367	6,480
Ginnie Mae I Pool 7.5% 7/15/2027	376	381
Ginnie Mae I Pool 7.5% 7/15/2028	1,416	1,425
Ginnie Mae I Pool 7.5% 7/15/2029	1,706	1,744
Ginnie Mae I Pool 7.5% 7/15/2029	468	483
Ginnie Mae I Pool 7.5% 7/15/2029	171	176
Ginnie Mae I Pool 7.5% 7/15/2029	6,039	6,234
Ginnie Mae I Pool 7.5% 7/15/2029	7,370	7,596
Ginnie Mae I Pool 7.5% 7/15/2029	1,232	1,270
Ginnie Mae I Pool 7.5% 7/15/2029	11,820	12,183
Ginnie Mae I Pool 7.5% 7/15/2029	18,346	18,928
Ginnie Mae I Pool 7.5% 7/15/2029	2,986	3,081
Ginnie Mae I Pool 7.5% 7/15/2029	260	268
Ginnie Mae I Pool 7.5% 7/15/2030	4,406	4,568
Ginnie Mae I Pool 7.5% 7/15/2030	14,649	15,130
Ginnie Mae I Pool 7.5% 8/15/2025	319	320
Ginnie Mae I Pool 7.5% 8/15/2025	2,506	2,513
Ginnie Mae I Pool 7.5% 8/15/2025	208	209
Ginnie Mae I Pool 7.5% 8/15/2025	15	14
Ginnie Mae I Pool 7.5% 8/15/2025	1,017	1,018
Ginnie Mae I Pool 7.5% 8/15/2027	294	300
Ginnie Mae I Pool 7.5% 8/15/2027	4,842	4,919
Ginnie Mae I Pool 7.5% 8/15/2027	9,415	9,581
Ginnie Mae I Pool 7.5% 8/15/2028	302	310
Ginnie Mae I Pool 7.5% 8/15/2028	1,633	1,675
Ginnie Mae I Pool 7.5% 8/15/2029	889	916
Ginnie Mae I Pool 7.5% 8/15/2029	251	259
Ginnie Mae I Pool 7.5% 8/15/2029	297	304
Ginnie Mae I Pool 7.5% 8/15/2029	23,761	24,503
Ginnie Mae I Pool 7.5% 8/15/2029	3,239	3,333
Ginnie Mae I Pool 7.5% 8/15/2029	1,100	1,127
Ginnie Mae I Pool 7.5% 8/15/2029	499	513
Ginnie Mae I Pool 7.5% 8/15/2029	2,371	2,449
Ginnie Mae I Pool 7.5% 8/15/2029	2,127	2,185
Ginnie Mae I Pool 7.5% 8/15/2029	3,253	3,355
Ginnie Mae I Pool 7.5% 8/15/2029	7,438	7,634
Ginnie Mae I Pool 7.5% 8/15/2029	316	325
Ginnie Mae I Pool 7.5% 8/15/2029	574	593
Ginnie Mae I Pool 7.5% 8/15/2029	1,009	1,040
Ginnie Mae I Pool 7.5% 8/15/2029	304	314
Ginnie Mae I Pool 7.5% 8/15/2029	3,941	4,064
Ginnie Mae I Pool 7.5% 8/15/2029	681	703
Ginnie Mae I Pool 7.5% 9/15/2025	76	76
Ginnie Mae I Pool 7.5% 9/15/2025	3,463	3,475
Ginnie Mae I Pool 7.5% 9/15/2027	4,959	5,040
Ginnie Mae I Pool 7.5% 9/15/2027	7,943	8,088
Ginnie Mae I Pool 7.5% 9/15/2027	11	11
Ginnie Mae I Pool 7.5% 9/15/2027	2	1
Ginnie Mae I Pool 7.5% 9/15/2028	5,888	6,040
Ginnie Mae I Pool 7.5% 9/15/2028	1,228	1,259
Ginnie Mae I Pool 7.5% 9/15/2028	6,533	6,698
Ginnie Mae I Pool 7.5% 9/15/2028	662	672
Ginnie Mae I Pool 7.5% 9/15/2029	5,888	6,068
Ginnie Mae I Pool 7.5% 9/15/2029	85	87
Ginnie Mae I Pool 7.5% 9/15/2029	224	229
Ginnie Mae I Pool 7.5% 9/15/2029	10,406	10,741
Ginnie Mae I Pool 7.5% 9/15/2029	309	319
Ginnie Mae I Pool 7.5% 9/15/2029	3,623	3,739
Ginnie Mae I Pool 7.5% 9/15/2029	199	203
Ginnie Mae I Pool 7.5% 9/15/2029	5,485	5,575
Ginnie Mae I Pool 7.5% 9/15/2029	16,257	16,790
Ginnie Mae I Pool 7.5% 9/15/2029	1,174	1,187
Ginnie Mae I Pool 7.5% 9/15/2029	2,859	2,937
Ginnie Mae I Pool 7.5% 9/15/2029	921	951
Ginnie Mae I Pool 7.5% 9/15/2029	60	61
Ginnie Mae I Pool 7.5% 9/15/2030	16,219	16,815
Ginnie Mae I Pool 8% 1/15/2026	301	301
Ginnie Mae I Pool 8% 1/15/2028	2,853	2,899
Ginnie Mae I Pool 8% 1/15/2028	2,023	2,056
Ginnie Mae I Pool 8% 1/15/2030	135	137
Ginnie Mae I Pool 8% 1/15/2030	3,457	3,541
Ginnie Mae I Pool 8% 10/15/2025	362	363
Ginnie Mae I Pool 8% 10/15/2025	34	35
Ginnie Mae I Pool 8% 10/15/2026	643	648
Ginnie Mae I Pool 8% 10/15/2026	94	95
Ginnie Mae I Pool 8% 10/15/2026	3,357	3,374
Ginnie Mae I Pool 8% 10/15/2026	1,659	1,674
Ginnie Mae I Pool 8% 10/15/2026	54	55
Ginnie Mae I Pool 8% 10/15/2026	554	557
Ginnie Mae I Pool 8% 10/15/2026	381	385
Ginnie Mae I Pool 8% 10/15/2027	122	124
Ginnie Mae I Pool 8% 10/15/2027	2,929	2,976
Ginnie Mae I Pool 8% 10/15/2029	2,235	2,290
Ginnie Mae I Pool 8% 10/15/2029	3,224	3,303
Ginnie Mae I Pool 8% 10/15/2029	134	137
Ginnie Mae I Pool 8% 10/15/2029	5,888	6,030
Ginnie Mae I Pool 8% 11/15/2025	23	22
Ginnie Mae I Pool 8% 11/15/2025	1,016	1,018
Ginnie Mae I Pool 8% 11/15/2025	74	74
Ginnie Mae I Pool 8% 11/15/2026	461	466
Ginnie Mae I Pool 8% 11/15/2026	226	228
Ginnie Mae I Pool 8% 11/15/2026	391	392
Ginnie Mae I Pool 8% 11/15/2026	213	215
Ginnie Mae I Pool 8% 11/15/2026	173	175
Ginnie Mae I Pool 8% 11/15/2027	11,989	12,169
Ginnie Mae I Pool 8% 11/15/2027	6,497	6,601
Ginnie Mae I Pool 8% 11/15/2027	11,477	11,669
Ginnie Mae I Pool 8% 11/15/2027	286	290
Ginnie Mae I Pool 8% 11/15/2027	11,012	11,187
Ginnie Mae I Pool 8% 11/15/2027	2,143	2,177
Ginnie Mae I Pool 8% 11/15/2028	5,450	5,541
Ginnie Mae I Pool 8% 11/15/2028	3,678	3,741
Ginnie Mae I Pool 8% 11/15/2029	2,494	2,551
Ginnie Mae I Pool 8% 12/15/2025	1,268	1,274
Ginnie Mae I Pool 8% 12/15/2026	560	564
Ginnie Mae I Pool 8% 12/15/2026	924	928
Ginnie Mae I Pool 8% 12/15/2027	567	575
Ginnie Mae I Pool 8% 12/15/2027	1,075	1,088
Ginnie Mae I Pool 8% 12/15/2027	3,967	4,023
Ginnie Mae I Pool 8% 12/15/2029	467	472
Ginnie Mae I Pool 8% 12/15/2029	4,778	4,895
Ginnie Mae I Pool 8% 2/15/2026	44	45
Ginnie Mae I Pool 8% 2/15/2026	849	854
Ginnie Mae I Pool 8% 2/15/2030	3,490	3,575
Ginnie Mae I Pool 8% 2/15/2030	1,741	1,784
Ginnie Mae I Pool 8% 2/15/2031	24,627	25,300
Ginnie Mae I Pool 8% 3/15/2026	167	168
Ginnie Mae I Pool 8% 3/15/2030	853	874
Ginnie Mae I Pool 8% 3/15/2030	2,275	2,329
Ginnie Mae I Pool 8% 4/15/2025	2	1
Ginnie Mae I Pool 8% 4/15/2026	79	79
Ginnie Mae I Pool 8% 4/15/2026	1,001	1,008
Ginnie Mae I Pool 8% 4/15/2027	1,373	1,374
Ginnie Mae I Pool 8% 4/15/2030	1,309	1,342
Ginnie Mae I Pool 8% 4/15/2030	3,077	3,157
Ginnie Mae I Pool 8% 5/15/2026	275	277
Ginnie Mae I Pool 8% 5/15/2030	1,403	1,440
Ginnie Mae I Pool 8% 5/15/2030	7,603	7,767
Ginnie Mae I Pool 8% 6/15/2025	376	375
Ginnie Mae I Pool 8% 6/15/2025	25	25
Ginnie Mae I Pool 8% 6/15/2026	598	603
Ginnie Mae I Pool 8% 6/15/2026	48	48
Ginnie Mae I Pool 8% 6/15/2026	131	131
Ginnie Mae I Pool 8% 6/15/2026	89	89
Ginnie Mae I Pool 8% 6/15/2026	116	117
Ginnie Mae I Pool 8% 6/15/2026	2,007	2,018
Ginnie Mae I Pool 8% 6/15/2027	1,260	1,274
Ginnie Mae I Pool 8% 6/15/2027	1,568	1,591
Ginnie Mae I Pool 8% 6/15/2028	829	845
Ginnie Mae I Pool 8% 6/15/2030	5,494	5,615
Ginnie Mae I Pool 8% 7/15/2025	737	738
Ginnie Mae I Pool 8% 7/15/2025	158	158
Ginnie Mae I Pool 8% 7/15/2025	29	29
Ginnie Mae I Pool 8% 7/15/2025	3	2
Ginnie Mae I Pool 8% 7/15/2026	372	375
Ginnie Mae I Pool 8% 7/15/2026	145	146
Ginnie Mae I Pool 8% 7/15/2026	38	38
Ginnie Mae I Pool 8% 7/15/2026	302	305
Ginnie Mae I Pool 8% 7/15/2027	1,452	1,472
Ginnie Mae I Pool 8% 7/15/2027	1,733	1,754
Ginnie Mae I Pool 8% 7/15/2027	364	369
Ginnie Mae I Pool 8% 7/15/2027	6,493	6,562
Ginnie Mae I Pool 8% 7/15/2027	4,799	4,867
Ginnie Mae I Pool 8% 7/15/2028	424	432
Ginnie Mae I Pool 8% 7/15/2030	142	144
Ginnie Mae I Pool 8% 7/15/2030	233	238
Ginnie Mae I Pool 8% 8/15/2025	1,452	1,456
Ginnie Mae I Pool 8% 8/15/2025	56	56
Ginnie Mae I Pool 8% 8/15/2025	1,205	1,207
Ginnie Mae I Pool 8% 8/15/2025	67	67
Ginnie Mae I Pool 8% 8/15/2026	744	750
Ginnie Mae I Pool 8% 8/15/2026	287	289
Ginnie Mae I Pool 8% 8/15/2026	102	103
Ginnie Mae I Pool 8% 8/15/2026	32	32
Ginnie Mae I Pool 8% 8/15/2026	693	698
Ginnie Mae I Pool 8% 8/15/2026	1,015	1,024
Ginnie Mae I Pool 8% 8/15/2026	212	213
Ginnie Mae I Pool 8% 8/15/2026	237	240
Ginnie Mae I Pool 8% 8/15/2027	4,292	4,351
Ginnie Mae I Pool 8% 8/15/2027	5,296	5,361
Ginnie Mae I Pool 8% 8/15/2027	2,065	2,089
Ginnie Mae I Pool 8% 8/15/2030	3,537	3,632
Ginnie Mae I Pool 8% 8/15/2030	1,264	1,297
Ginnie Mae I Pool 8% 9/15/2025	46	46
Ginnie Mae I Pool 8% 9/15/2025	257	257
Ginnie Mae I Pool 8% 9/15/2025	53	54
Ginnie Mae I Pool 8% 9/15/2026	928	938
Ginnie Mae I Pool 8% 9/15/2026	5,258	5,305
Ginnie Mae I Pool 8% 9/15/2026	313	315
Ginnie Mae I Pool 8% 9/15/2026	139	139
Ginnie Mae I Pool 8% 9/15/2026	1,371	1,382
Ginnie Mae I Pool 8% 9/15/2026	580	582
Ginnie Mae I Pool 8% 9/15/2027	1,980	2,010
Ginnie Mae I Pool 8% 9/15/2027	2,644	2,660
Ginnie Mae I Pool 8% 9/15/2027	2,955	2,989
Ginnie Mae I Pool 8% 9/15/2028	16,826	17,166
Ginnie Mae I Pool 8% 9/15/2029	2,187	2,234
Ginnie Mae I Pool 8% 9/15/2029	3,979	4,069
Ginnie Mae I Pool 8% 9/15/2029	11,676	11,947
Ginnie Mae I Pool 8% 9/15/2030	2,805	2,875
Ginnie Mae I Pool 8% 9/15/2031	24,138	24,853
Ginnie Mae I Pool 8.5% 1/15/2031	33,503	34,730
Ginnie Mae I Pool 8.5% 2/15/2031	27,314	28,273
Ginnie Mae I Pool 8.5% 9/15/2030	27,059	27,891
Ginnie Mae II Pool 2% 1/20/2051	142,185,106	116,154,781
Ginnie Mae II Pool 2% 1/20/2052	5,681,885	4,633,692
Ginnie Mae II Pool 2% 10/20/2050	47,237,569	38,574,860
Ginnie Mae II Pool 2% 11/20/2050	24,796,242	20,256,707
Ginnie Mae II Pool 2% 12/20/2050	15,720,139	12,842,198
Ginnie Mae II Pool 2% 2/20/2051	108,710,172	88,672,333
Ginnie Mae II Pool 2% 2/20/2052	65,855,849	53,706,781
Ginnie Mae II Pool 2% 3/20/2052	636,727	519,264
Ginnie Mae II Pool 2% 4/20/2051	14,030,423	11,444,286
Ginnie Mae II Pool 2% 9/20/2050	41,655,986	34,016,861
Ginnie Mae II Pool 2.5% 1/20/2043	3,960,857	3,478,849
Ginnie Mae II Pool 2.5% 10/20/2042	1,141,748	1,004,717
Ginnie Mae II Pool 2.5% 11/20/2042	1,869,620	1,644,166
Ginnie Mae II Pool 2.5% 11/20/2051	101,767,941	86,269,315
Ginnie Mae II Pool 2.5% 12/20/2042	457,711	402,740
Ginnie Mae II Pool 2.5% 12/20/2051	2,782,928	2,359,105
Ginnie Mae II Pool 2.5% 2/20/2041	326,188	289,131
Ginnie Mae II Pool 2.5% 2/20/2043	375,526	329,861
Ginnie Mae II Pool 2.5% 3/20/2043	579,681	508,944
Ginnie Mae II Pool 2.5% 3/20/2047	6,787,432	5,829,046
Ginnie Mae II Pool 2.5% 3/20/2050	18,966,326	16,134,180
Ginnie Mae II Pool 2.5% 4/20/2050	89,984,749	76,547,776
Ginnie Mae II Pool 2.5% 4/20/2052	8,639,724	7,330,698
Ginnie Mae II Pool 2.5% 6/20/2051	8,772,727	7,440,808
Ginnie Mae II Pool 2.5% 7/20/2051	51,198,480	43,425,271
Ginnie Mae II Pool 2.5% 9/20/2042	430,253	377,511
Ginnie Mae II Pool 2.5% 9/20/2051	17,598,205	14,926,357
Ginnie Mae II Pool 3% 1/20/2032	2,169,585	2,088,238
Ginnie Mae II Pool 3% 1/20/2043	7,898,575	7,132,726
Ginnie Mae II Pool 3% 10/20/2031	701,983	676,099
Ginnie Mae II Pool 3% 10/20/2042	634,865	573,737
Ginnie Mae II Pool 3% 10/20/2043	9,651,308	8,693,071
Ginnie Mae II Pool 3% 11/1/2054 (g)	192,800,000	169,195,998
Ginnie Mae II Pool 3% 11/20/2031	757,646	729,472
Ginnie Mae II Pool 3% 11/20/2042	31,887	28,810
Ginnie Mae II Pool 3% 12/1/2054 (g)	153,900,000	135,082,462
Ginnie Mae II Pool 3% 12/20/2031	1,147,150	1,104,499
Ginnie Mae II Pool 3% 12/20/2042	5,774,603	5,216,094
Ginnie Mae II Pool 3% 12/20/2050	513,002	452,069
Ginnie Mae II Pool 3% 2/20/2031	93,560	90,388
Ginnie Mae II Pool 3% 2/20/2043	9,947,017	8,982,641
Ginnie Mae II Pool 3% 3/20/2031	193,085	186,472
Ginnie Mae II Pool 3% 3/20/2042	7,561	6,846
Ginnie Mae II Pool 3% 3/20/2050	33,462	29,505
Ginnie Mae II Pool 3% 4/20/2031	719,016	694,149
Ginnie Mae II Pool 3% 4/20/2043	312,387	281,831
Ginnie Mae II Pool 3% 5/20/2031	1,498,287	1,445,961
Ginnie Mae II Pool 3% 5/20/2042	88,485	80,107
Ginnie Mae II Pool 3% 6/20/2042	92,063	83,216
Ginnie Mae II Pool 3% 6/20/2043	793,346	715,351
Ginnie Mae II Pool 3% 7/20/2031	19,992	19,281
Ginnie Mae II Pool 3% 7/20/2043	718,685	647,638
Ginnie Mae II Pool 3% 7/20/2046	7,459,702	6,615,029
Ginnie Mae II Pool 3% 8/20/2031	230,253	221,984
Ginnie Mae II Pool 3% 8/20/2042	11,880	10,741
Ginnie Mae II Pool 3% 8/20/2043	733,044	660,559
Ginnie Mae II Pool 3% 8/20/2046	12,274,399	10,884,552
Ginnie Mae II Pool 3% 9/20/2031	92,242	88,900
Ginnie Mae II Pool 3% 9/20/2042	1,041,664	941,639
Ginnie Mae II Pool 3% 9/20/2043	2,009,631	1,809,633
Ginnie Mae II Pool 3.5% 1/20/2041	2,710	2,523
Ginnie Mae II Pool 3.5% 1/20/2044	145,413	134,310
Ginnie Mae II Pool 3.5% 10/20/2041	23,192	21,545
Ginnie Mae II Pool 3.5% 10/20/2043	9,914	9,164
Ginnie Mae II Pool 3.5% 11/20/2041	179,659	166,929
Ginnie Mae II Pool 3.5% 11/20/2043	20,763	19,189
Ginnie Mae II Pool 3.5% 12/20/2040	5,117	4,766
Ginnie Mae II Pool 3.5% 12/20/2041	1,968,321	1,828,876
Ginnie Mae II Pool 3.5% 2/20/2027	8,531	8,427
Ginnie Mae II Pool 3.5% 2/20/2043	406,853	376,791
Ginnie Mae II Pool 3.5% 2/20/2044	4,548	4,201
Ginnie Mae II Pool 3.5% 3/20/2043	932,407	863,524
Ginnie Mae II Pool 3.5% 3/20/2044	4,536	4,188
Ginnie Mae II Pool 3.5% 4/20/2043	5,891,317	5,454,996
Ginnie Mae II Pool 3.5% 4/20/2044	10,872	10,033
Ginnie Mae II Pool 3.5% 4/20/2046	2,154,565	1,976,056
Ginnie Mae II Pool 3.5% 5/20/2027	377,260	372,148
Ginnie Mae II Pool 3.5% 5/20/2043	3,830,512	3,529,657
Ginnie Mae II Pool 3.5% 6/20/2044	8,700,298	8,024,484
Ginnie Mae II Pool 3.5% 7/20/2043	12,673	11,718
Ginnie Mae II Pool 3.5% 8/20/2043	382,506	353,786
Ginnie Mae II Pool 3.5% 9/20/2040	24,244	22,563
Ginnie Mae II Pool 3.5% 9/20/2043	328,893	304,112
Ginnie Mae II Pool 3.75% 4/20/2046	492,358	458,434
Ginnie Mae II Pool 4% 1/20/2040	91,039	86,844
Ginnie Mae II Pool 4% 1/20/2041	4,512,966	4,301,181
Ginnie Mae II Pool 4% 1/20/2042	9,480,745	9,021,298
Ginnie Mae II Pool 4% 10/20/2039	22,761	21,746
Ginnie Mae II Pool 4% 10/20/2040	1,489,305	1,419,711
Ginnie Mae II Pool 4% 10/20/2041	3,741,437	3,560,979
Ginnie Mae II Pool 4% 11/20/2033	43,846	42,357
Ginnie Mae II Pool 4% 11/20/2039	185,399	176,920
Ginnie Mae II Pool 4% 11/20/2045	1,455,150	1,370,571
Ginnie Mae II Pool 4% 11/20/2045	160,714	151,373
Ginnie Mae II Pool 4% 12/20/2039	232,300	221,786
Ginnie Mae II Pool 4% 2/20/2033	512	496
Ginnie Mae II Pool 4% 2/20/2040	552,548	527,251
Ginnie Mae II Pool 4% 2/20/2041	415,268	390,062
Ginnie Mae II Pool 4% 2/20/2042	82,033	78,035
Ginnie Mae II Pool 4% 3/20/2039	53,037	50,719
Ginnie Mae II Pool 4% 3/20/2040	437,771	417,764
Ginnie Mae II Pool 4% 3/20/2042	299,188	284,569
Ginnie Mae II Pool 4% 3/20/2047	2,465,106	2,321,826
Ginnie Mae II Pool 4% 4/20/2039	3,015	2,881
Ginnie Mae II Pool 4% 4/20/2040	26,471	25,265
Ginnie Mae II Pool 4% 4/20/2040	16,307	15,342
Ginnie Mae II Pool 4% 4/20/2042	1,055,881	1,004,280
Ginnie Mae II Pool 4% 5/20/2039	1,125	1,075
Ginnie Mae II Pool 4% 5/20/2040	254,174	242,599
Ginnie Mae II Pool 4% 5/20/2046	4,016,378	3,785,443
Ginnie Mae II Pool 4% 6/20/2039	183,279	175,117
Ginnie Mae II Pool 4% 6/20/2040	201,932	192,645
Ginnie Mae II Pool 4% 6/20/2041	221,802	211,226
Ginnie Mae II Pool 4% 6/20/2042	35,464	33,717
Ginnie Mae II Pool 4% 7/20/2040	1,063,714	1,014,073
Ginnie Mae II Pool 4% 8/20/2039	64,543	61,650
Ginnie Mae II Pool 4% 8/20/2041	2,731	2,600
Ginnie Mae II Pool 4% 9/20/2039	27,261	26,027
Ginnie Mae II Pool 4% 9/20/2040	3,589,024	3,421,146
Ginnie Mae II Pool 4.5% 10/20/2041	93,913	92,207
Ginnie Mae II Pool 4.5% 11/1/2054 (g)	33,200,000	31,695,419
Ginnie Mae II Pool 4.5% 11/20/2040	1,552,382	1,524,824
Ginnie Mae II Pool 4.5% 5/20/2054	863,586	824,409
Ginnie Mae II Pool 4.5% 6/20/2040	73,361	70,765
Ginnie Mae II Pool 4.5% 6/20/2054	15,364,557	14,667,547
Ginnie Mae II Pool 4.5% 7/20/2041	55,782	53,745
Ginnie Mae II Pool 4.5% 7/20/2054	216,562	206,738
Ginnie Mae II Pool 4.5% 8/20/2040	14,208	13,693
Ginnie Mae II Pool 4.5% 8/20/2041	112,174	110,141
Ginnie Mae II Pool 4.5% 9/20/2041	20,851	20,474
Ginnie Mae II Pool 5% 1/20/2032	262	262
Ginnie Mae II Pool 5% 1/20/2033	9,679	9,685
Ginnie Mae II Pool 5% 1/20/2034	14,940	14,955
Ginnie Mae II Pool 5% 1/20/2035	1,242,573	1,244,038
Ginnie Mae II Pool 5% 1/20/2037	441	441
Ginnie Mae II Pool 5% 10/20/2032	105,376	105,440
Ginnie Mae II Pool 5% 10/20/2033	28,099	28,126
Ginnie Mae II Pool 5% 10/20/2034	3,123	3,126
Ginnie Mae II Pool 5% 11/1/2054 (g)	101,400,000	99,051,941
Ginnie Mae II Pool 5% 11/20/2032	34,167	34,189
Ginnie Mae II Pool 5% 11/20/2033	13,086	13,099
Ginnie Mae II Pool 5% 11/20/2035	43,683	43,740
Ginnie Mae II Pool 5% 12/1/2054 (g)	62,225,000	60,733,050
Ginnie Mae II Pool 5% 12/20/2032	10,513	10,522
Ginnie Mae II Pool 5% 12/20/2034	72,549	72,636
Ginnie Mae II Pool 5% 12/20/2035	662,077	662,943
Ginnie Mae II Pool 5% 12/20/2036	86,488	86,613
Ginnie Mae II Pool 5% 2/20/2032	2,310	2,304
Ginnie Mae II Pool 5% 2/20/2032	755	755
Ginnie Mae II Pool 5% 2/20/2033	35,330	35,348
Ginnie Mae II Pool 5% 2/20/2034	1,252	1,253
Ginnie Mae II Pool 5% 2/20/2035	754	754
Ginnie Mae II Pool 5% 2/20/2036	52,544	52,615
Ginnie Mae II Pool 5% 2/20/2039	17,579	17,607
Ginnie Mae II Pool 5% 3/20/2033	302,366	302,608
Ginnie Mae II Pool 5% 3/20/2034	2,443	2,446
Ginnie Mae II Pool 5% 3/20/2035	97,153	97,269
Ginnie Mae II Pool 5% 3/20/2036	35,461	35,508
Ginnie Mae II Pool 5% 4/20/2033	17,074	17,088
Ginnie Mae II Pool 5% 4/20/2034	13,111	13,124
Ginnie Mae II Pool 5% 4/20/2035	923	925
Ginnie Mae II Pool 5% 4/20/2036	10,094	10,108
Ginnie Mae II Pool 5% 4/20/2037	1,877	1,879
Ginnie Mae II Pool 5% 5/20/2033	33,703	33,730
Ginnie Mae II Pool 5% 5/20/2034	38,040	38,081
Ginnie Mae II Pool 5% 5/20/2035	96,362	96,479
Ginnie Mae II Pool 5% 6/20/2029	589	589
Ginnie Mae II Pool 5% 6/20/2032	235,599	235,649
Ginnie Mae II Pool 5% 6/20/2033	333,176	333,443
Ginnie Mae II Pool 5% 6/20/2034	42,994	43,040
Ginnie Mae II Pool 5% 6/20/2035	13,807	13,825
Ginnie Mae II Pool 5% 6/20/2036	13,310	13,328
Ginnie Mae II Pool 5% 6/20/2038	127,974	128,172
Ginnie Mae II Pool 5% 6/20/2039	325,735	326,263
Ginnie Mae II Pool 5% 7/20/2033	64,134	64,194
Ginnie Mae II Pool 5% 7/20/2034	80,865	80,954
Ginnie Mae II Pool 5% 7/20/2035	10,678	10,692
Ginnie Mae II Pool 5% 7/20/2037	4,014	4,020
Ginnie Mae II Pool 5% 7/20/2048	1,794,691	1,782,625
Ginnie Mae II Pool 5% 8/20/2033	1,296,119	1,297,252
Ginnie Mae II Pool 5% 8/20/2034	637	637
Ginnie Mae II Pool 5% 8/20/2035	138,385	138,562
Ginnie Mae II Pool 5% 9/20/2033	3,286,595	3,289,744
Ginnie Mae II Pool 5% 9/20/2034	1,525	1,527
Ginnie Mae II Pool 5% 9/20/2035	138,360	138,537
Ginnie Mae II Pool 5% 9/20/2036	5,447	5,455
Ginnie Mae II Pool 5% 9/20/2037	4,340	4,346
Ginnie Mae II Pool 5.5% 10/20/2039	99,919	101,613
Ginnie Mae II Pool 5.5% 11/1/2054 (g)	89,500,000	89,003,373
Ginnie Mae II Pool 5.5% 11/20/2039	63,484	64,560
Ginnie Mae II Pool 5.5% 12/1/2054 (g)	69,175,000	68,707,384
Ginnie Mae II Pool 5.5% 12/20/2039	45,695	46,472
Ginnie Mae II Pool 5.5% 12/20/2041	49,301	50,114
Ginnie Mae II Pool 5.5% 2/20/2042	70,406	71,524
Ginnie Mae II Pool 5.5% 3/20/2040	437,611	445,091
Ginnie Mae II Pool 5.5% 8/20/2039	8,641	8,788
Ginnie Mae II Pool 5.5% 9/20/2039	49,772	50,620
Ginnie Mae II Pool 5.5% 9/20/2041	10,490	10,662
Ginnie Mae II Pool 6% 1/20/2032	4,241	4,322
Ginnie Mae II Pool 6% 10/20/2028	202	204
Ginnie Mae II Pool 6% 11/1/2054 (g)	139,100,000	140,118,796
Ginnie Mae II Pool 6% 11/20/2028	1,201	1,213
Ginnie Mae II Pool 6% 11/20/2031	43,661	44,463
Ginnie Mae II Pool 6% 12/1/2054 (g)	123,650,000	124,386,583
Ginnie Mae II Pool 6% 12/20/2027	2,014	2,028
Ginnie Mae II Pool 6% 12/20/2029	16,916	17,156
Ginnie Mae II Pool 6% 2/20/2028	189	190
Ginnie Mae II Pool 6% 2/20/2032	1,846	1,881
Ginnie Mae II Pool 6% 3/20/2028	777	783
Ginnie Mae II Pool 6% 3/20/2029	521	527
Ginnie Mae II Pool 6% 4/20/2028	2,537	2,557
Ginnie Mae II Pool 6% 4/20/2029	3,256	3,291
Ginnie Mae II Pool 6% 4/20/2031	391,245	397,779
Ginnie Mae II Pool 6% 5/20/2028	2,583	2,603
Ginnie Mae II Pool 6% 5/20/2029	69,824	70,613
Ginnie Mae II Pool 6% 5/20/2032	126,136	128,659
Ginnie Mae II Pool 6% 6/20/2028	177	179
Ginnie Mae II Pool 6% 6/20/2029	1,548	1,567
Ginnie Mae II Pool 6% 6/20/2032	194	198
Ginnie Mae II Pool 6% 7/20/2029	5,963	6,033
Ginnie Mae II Pool 6% 8/20/2028	48	48
Ginnie Mae II Pool 6% 8/20/2029	560	566
Ginnie Mae II Pool 6% 9/20/2028	4,355	4,395
Ginnie Mae II Pool 6% 9/20/2032	1,349,545	1,377,149
Ginnie Mae II Pool 6.5% 1/20/2029	294	299
Ginnie Mae II Pool 6.5% 1/20/2031	2,841	2,898
Ginnie Mae II Pool 6.5% 1/20/2032	28,950	29,612
Ginnie Mae II Pool 6.5% 1/20/2034	752	774
Ginnie Mae II Pool 6.5% 10/20/2028	1,832	1,861
Ginnie Mae II Pool 6.5% 10/20/2029	444	451
Ginnie Mae II Pool 6.5% 11/1/2054 (g)	70,400,000	71,575,462
Ginnie Mae II Pool 6.5% 11/20/2028	47,904	48,673
Ginnie Mae II Pool 6.5% 11/20/2029	2,323	2,361
Ginnie Mae II Pool 6.5% 11/20/2031	79,208	81,018
Ginnie Mae II Pool 6.5% 2/20/2029	1,831	1,860
Ginnie Mae II Pool 6.5% 2/20/2031	8,586	8,763
Ginnie Mae II Pool 6.5% 3/20/2031	36,015	36,768
Ginnie Mae II Pool 6.5% 4/20/2032	2,427	2,486
Ginnie Mae II Pool 6.5% 5/20/2028	25	25
Ginnie Mae II Pool 6.5% 5/20/2031	3,202	3,271
Ginnie Mae II Pool 6.5% 6/20/2034	2,690	2,767
Ginnie Mae II Pool 6.5% 8/20/2028	55,242	56,129
Ginnie Mae II Pool 6.5% 8/20/2034	3,354	3,454
Ginnie Mae II Pool 6.5% 9/20/2031	5,445	5,568
Ginnie Mae II Pool 7% 1/20/2027	182	186
Ginnie Mae II Pool 7% 1/20/2028	51	52
Ginnie Mae II Pool 7% 1/20/2030	17,647	18,057
Ginnie Mae II Pool 7% 1/20/2031	10,064	10,339
Ginnie Mae II Pool 7% 10/20/2028	10,654	10,891
Ginnie Mae II Pool 7% 10/20/2031	25,402	26,150
Ginnie Mae II Pool 7% 10/20/2032	4,135	4,268
Ginnie Mae II Pool 7% 11/20/2025	96	96
Ginnie Mae II Pool 7% 11/20/2028	19,023	19,446
Ginnie Mae II Pool 7% 11/20/2030	72,505	74,363
Ginnie Mae II Pool 7% 11/20/2031	31,779	32,725
Ginnie Mae II Pool 7% 12/20/2027	1,816	1,856
Ginnie Mae II Pool 7% 12/20/2028	8,620	8,812
Ginnie Mae II Pool 7% 12/20/2029	3,558	3,641
Ginnie Mae II Pool 7% 12/20/2030	170,595	175,028
Ginnie Mae II Pool 7% 12/20/2032	45,375	46,811
Ginnie Mae II Pool 7% 2/20/2028	50,282	51,400
Ginnie Mae II Pool 7% 2/20/2029	5,241	5,357
Ginnie Mae II Pool 7% 2/20/2030	37,019	37,864
Ginnie Mae II Pool 7% 2/20/2031	6,497	6,677
Ginnie Mae II Pool 7% 2/20/2032	89,808	92,537
Ginnie Mae II Pool 7% 3/20/2026	428	437
Ginnie Mae II Pool 7% 3/20/2027	2,325	2,377
Ginnie Mae II Pool 7% 3/20/2028	772	789
Ginnie Mae II Pool 7% 3/20/2029	574	587
Ginnie Mae II Pool 7% 3/20/2030	48,561	49,710
Ginnie Mae II Pool 7% 3/20/2031	19,207	19,753
Ginnie Mae II Pool 7% 3/20/2032	18,477	19,045
Ginnie Mae II Pool 7% 4/20/2026	89	91
Ginnie Mae II Pool 7% 4/20/2028	11,553	11,810
Ginnie Mae II Pool 7% 4/20/2031	6,470	6,658
Ginnie Mae II Pool 7% 5/20/2027	5,553	5,676
Ginnie Mae II Pool 7% 5/20/2028	28,628	29,264
Ginnie Mae II Pool 7% 5/20/2029	6,804	6,955
Ginnie Mae II Pool 7% 5/20/2031	158,392	162,785
Ginnie Mae II Pool 7% 6/20/2026	300	307
Ginnie Mae II Pool 7% 6/20/2028	889	908
Ginnie Mae II Pool 7% 6/20/2031	122,177	125,649
Ginnie Mae II Pool 7% 6/20/2032	294,009	303,317
Ginnie Mae II Pool 7% 7/20/2028	1,509	1,542
Ginnie Mae II Pool 7% 7/20/2029	22	23
Ginnie Mae II Pool 7% 7/20/2031	563,403	579,602
Ginnie Mae II Pool 7% 7/20/2032	175,627	181,293
Ginnie Mae II Pool 7% 7/20/2034	222,999	231,182
Ginnie Mae II Pool 7% 8/20/2028	11,361	11,613
Ginnie Mae II Pool 7% 8/20/2029	30,313	30,987
Ginnie Mae II Pool 7% 8/20/2031	185,597	191,058
Ginnie Mae II Pool 7% 8/20/2032	112,200	115,749
Ginnie Mae II Pool 7% 8/20/2034	26,883	27,905
Ginnie Mae II Pool 7% 9/20/2027	4,557	4,658
Ginnie Mae II Pool 7% 9/20/2028	17,642	18,035
Ginnie Mae II Pool 7% 9/20/2031	16,111	16,596
Ginnie Mae II Pool 7% 9/20/2034	28,179	29,294
Ginnie Mae II Pool 7.5% 1/20/2028	27,197	27,711
Ginnie Mae II Pool 7.5% 6/20/2031	16,665	17,322
Ginnie Mae II Pool 7.5% 7/20/2031	3,455	3,586
Ginnie Mae II Pool 7.5% 7/20/2032	19,157	19,996
Ginnie Mae II Pool 7.5% 8/20/2031	73,886	76,728
Uniform Mortgage Backed Securities 2% 11/1/2039 (g)	13,050,000	11,632,851
Uniform Mortgage Backed Securities 2.5% 11/1/2054 (g)	32,125,000	26,608,535
Uniform Mortgage Backed Securities 3.5% 11/1/2054 (g)	16,900,000	15,121,539
Uniform Mortgage Backed Securities 5% 11/1/2054 (g)	17,700,000	17,200,805
TOTAL UNITED STATES		2,536,076,485
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,660,980,535)		2,536,076,485

U.S. Treasury Obligations - 8.7%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.125% 8/15/2044	4.60	2,470,000	2,319,484
US Treasury Bonds 4.125% 8/15/2053	4.41 to 4.80	21,160,000	19,883,788
US Treasury Bonds 4.25% 2/15/2054	4.17 to 4.36	3,400,000	3,268,250
US Treasury Bonds 4.625% 5/15/2044	4.60	310,000	311,550
US Treasury Bonds 4.625% 5/15/2054	4.01 to 4.49	10,400,000	10,642,125
US Treasury Notes 3.625% 5/31/2028	3.97 to 4.00	22,860,000	22,461,736
US Treasury Notes 3.875% 8/15/2034	3.75 to 3.81	28,990,000	28,047,761
US Treasury Notes 4.125% 2/15/2027	4.48 to 4.49	37,990,000	37,970,708
US Treasury Notes 4.25% 6/30/2029	4.12	7,340,000	7,367,318
US Treasury Notes 4.25% 6/30/2031	4.45	6,880,000	6,888,869
US Treasury Notes 4.375% 12/15/2026	4.16 to 4.18	28,450,000	28,575,580
US Treasury Notes 4.375% 5/15/2034	3.79	640,000	644,500
US Treasury Notes 4.875% 10/31/2030	4.31	1,400,000	1,449,383
TOTAL U.S. TREASURY OBLIGATIONS (Cost $171,350,319)			169,831,052

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $61,160,561)	4.87	61,148,332	61,160,561

TOTAL INVESTMENT IN SECURITIES - 153.9% (Cost $3,152,994,431)	3,004,613,617
NET OTHER ASSETS (LIABILITIES) - (53.9)%	(1,052,734,643)
NET ASSETS - 100.0%	1,951,878,974

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 3% 11/1/2054	(153,900,000)	(135,058,423)
Ginnie Mae II Pool 3.5% 11/1/2054	(4,500,000)	(4,069,311)
Ginnie Mae II Pool 4.5% 11/1/2054	(8,500,000)	(8,114,791)
Ginnie Mae II Pool 5% 11/1/2054	(62,225,000)	(60,784,093)
Ginnie Mae II Pool 5.5% 11/1/2054	(69,175,000)	(68,791,155)
Ginnie Mae II Pool 6% 11/1/2054	(123,650,000)	(124,555,637)
Uniform Mortgage Backed Securities 2% 11/1/2039	(13,050,000)	(11,632,851)
Uniform Mortgage Backed Securities 2.5% 11/1/2054	(32,125,000)	(26,608,534)
Uniform Mortgage Backed Securities 2.5% 12/1/2054	(32,125,000)	(26,612,299)
Uniform Mortgage Backed Securities 3% 11/1/2054	(37,275,000)	(32,103,094)
Uniform Mortgage Backed Securities 3.5% 11/1/2054	(16,900,000)	(15,121,539)
Uniform Mortgage Backed Securities 3.5% 12/1/2054	(16,900,000)	(15,121,539)
Uniform Mortgage Backed Securities 4% 11/1/2054	(5,000,000)	(4,623,242)
Uniform Mortgage Backed Securities 5% 11/1/2054	(17,700,000)	(17,200,805)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(550,397,313)

TOTAL TBA SALE COMMITMENTS (Proceeds $554,748,503)		(550,397,313)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.502% and pay annually a floating rate based on the US SOFR Index, expiring January 2034	1/04/29	39,000,000	(1,646,308)

Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.502% and receive annually a floating rate based on the US SOFR Index, expiring January 2034	1/04/29	39,000,000	(1,284,736)

TOTAL WRITTEN SWAPTIONS			(2,931,044)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	434	Dec 2024	89,380,266	(631,652)	(631,652)

Sold

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,012	Dec 2024	111,794,375	3,957,360	3,957,360
CBOT 5-Year U.S. Treasury Note Contracts (United States)	57	Dec 2024	6,112,359	195,417	195,417
CBOT Long Term U.S. Treasury Bond Contracts (United States)	148	Dec 2024	17,459,375	1,123,588	1,123,588

TOTAL SOLD					5,276,365

TOTAL FUTURES CONTRACTS					4,644,713
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 6.9%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2026	102,529,000	1,533,335	0	1,533,335
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2027	41,136,000	905,313	0	905,313
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2031	57,438,000	2,445,638	0	2,445,638
3.75%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Dec 2034	5,180,000	(265,578)	0	(265,578)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2044	7,083,000	549,803	0	549,803
TOTAL INTEREST RATE SWAPS							5,168,511	0	5,168,511

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,937,646.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $8,197,083.

(i)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $5,491,464.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	6,989,866	153,980,463	99,809,768	760,334	-	-	61,160,561	0.1%
Fidelity Securities Lending Cash Central Fund	-	84,138,392	84,138,392	4,288	-	-	-	0.0%
Total	6,989,866	238,118,855	183,948,160	764,622	-	-	61,160,561

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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